GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 89.4%
Australia – 0.6%
11,565	Allkem Ltd.* (Metals & Mining)	$ 93,288
4,653	Ampol Ltd. (Oil, Gas & Consumable Fuels)	110,237
11,479	Bendigo & Adelaide Bank Ltd. (Banks)	83,299
9,419	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	85,120
3,803	CSL Ltd. (Biotechnology)	774,355
14,634	Deterra Royalties Ltd. (Metals & Mining)	44,666
19,034	Downer EDI Ltd. (Commercial Services & Supplies)	74,102
8,643	Eagers Automotive Ltd. (Specialty Retail)	76,408
12,539	GrainCorp Ltd. Class A (Food & Staples Retailing)	75,695
52,510	HomeCo Daily Needs REIT (Equity Real Estate Investment Trusts (REITs))	50,975
8,992	IGO Ltd. (Metals & Mining)	70,460
16,286	Incitec Pivot Ltd. (Chemicals)	41,494
65,899	Nine Entertainment Co. Holdings Ltd. (Media)	96,145
43,185	Orora Ltd. (Containers & Packaging)	108,098
2,854	Pro Medicus Ltd. (Health Care Technology)	99,972
5,658	Rio Tinto PLC (Metals & Mining)	341,570
5,828	Seven Group Holdings Ltd. (Trading Companies & Distributors)	72,208
13,698	Super Retail Group Ltd. (Specialty Retail)	95,623

		2,393,715

Austria – 0.1%
2,559	BAWAG Group AG(a) (Banks)	118,148
1,713	CA Immobilien Anlagen AG (Real Estate Management & Development)	55,912
1,374	Kontron AG (IT Services)	20,473
2,139	Wienerberger AG (Construction Materials)	49,235

		243,768

Belgium – 0.1%
577	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	59,907
498	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	56,044
4,581	KBC Group NV (Banks)	239,939

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
2,135	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	$ 72,578

		428,468

Brazil – 1.2%
28,350	Banco do Brasil SA (Banks)	197,087
48,100	BB Seguridade Participacoes SA (Insurance)	269,500
26,700	Hypera SA (Pharmaceuticals)	219,778
20,100	Localiza Rent a Car SA (Road & Rail)	223,800
7,100	Marfrig Global Foods SA (Food Products)	18,113
169	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	137,517
2,635	Pagseguro Digital Ltd. Class A* (IT Services)	28,590
6,914	StoneCo Ltd. Class A* (IT Services)	66,236
23,100	TOTVS SA (Software)	117,730
25,100	Vale SA (Metals & Mining)	338,363
53,000	WEG SA (Electrical Equipment)	287,223
83,060	Wheaton Precious Metals Corp. (Metals & Mining)	2,848,958
5,050	XP, Inc.* Class A (Capital Markets)	106,555

		4,859,450

Canada – 2.0%
6,900	Alamos Gold, Inc. Class A (Metals & Mining)	54,530
8,261	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	369,069
5,100	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	71,529
2,600	ATS Automation Tooling Systems, Inc.* (Machinery)	82,332
8,000	Birchcliff Energy Ltd. (Oil, Gas & Consumable Fuels)	61,474
3,000	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	108,844
11,336	Canadian National Railway Co. (Road & Rail)	1,436,093
11,316	Canadian Pacific Railway Ltd. (Road & Rail)	892,493
4,100	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	157,974
11,100	Capstone Mining Corp.* (Metals & Mining)	25,051
11,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	90,182
3,300	Empire Co. Ltd. Class A (Food & Staples Retailing)	100,143

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
5,958	Enerplus Corp. (Oil, Gas & Consumable Fuels)	$ 83,174
6,800	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	82,839
1,410	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	88,946
2,020	Intact Financial Corp. (Insurance)	300,661
2,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	64,796
2,990	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	98,021
17,950	Nutrien Ltd. (Chemicals)	1,537,597
2,971	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	214,120
5,369	Shopify, Inc. Class A* (IT Services)	187,002
6,658	SSR Mining, Inc. (Metals & Mining)	109,758
2,310	Stantec, Inc. (Professional Services)	113,989
5,500	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	80,016
8,872	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	301,103
860	TFI International, Inc. (Road & Rail)	85,896
4,814	The Descartes Systems Group, Inc.* (Software)	332,431
5,903	The Toronto-Dominion Bank (Banks)	383,438
927	Toromont Industries Ltd. (Trading Companies & Distributors)	78,073
1,350	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	84,581
3,200	Wesdome Gold Mines Ltd.* (Metals & Mining)	25,739
11,900	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	90,977
20,900	Yamana Gold, Inc. (Metals & Mining)	99,885

		7,892,756

Chile – 0.1%
62,278	Cencosud SA (Food & Staples Retailing)	85,079
1,136	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	111,748

		196,827

Shares	Description	Value

Common Stocks – (continued)
China – 3.8%
94,300	3SBio, Inc.(a) (Biotechnology)	$ 62,769
466,074	Agricultural Bank of China Ltd. Class H (Banks)	153,721
6,400	Airtac International Group (Machinery)	175,435
119,500	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	1,343,594
285	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	25,470
843	Autohome, Inc. ADR (Interactive Media & Services)	30,087
21,000	Baidu, Inc.* Class A (Interactive Media & Services)	362,972
2,940	Baidu, Inc. ADR* (Interactive Media & Services)	401,516
1,177,787	Bank of China Ltd. Class H (Banks)	418,804
492,363	Bank of Communications Co. Ltd. Class H (Banks)	293,061
368,000	Beijing Capital International Airport Co. Ltd.* Class H (Transportation Infrastructure)	216,330
21,050	BYD Co. Ltd. Class H (Automobiles)	770,135
32,450	BYD Electronic International Co. Ltd. (Communications Equipment)	83,370
4,100	CanSino Biologics, Inc.(a) Class H (Pharmaceuticals)	34,318
37,100	Centre Testing International Group Co. Ltd. Class A (Professional Services)	113,082
111,300	China Aoyuan Group Ltd. (Real Estate Management & Development)	16,731
522,311	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	71,949
112,915	China Construction Bank Corp. Class H (Banks)	72,109
176,650	China Feihe Ltd.(a) (Food Products)	155,112
209,762	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	103,733
116,800	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	27,105
196,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	314,886

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
64,532	China Medical System Holdings Ltd. (Pharmaceuticals)	$ 102,587
31,000	China Merchants Bank Co. Ltd. Class H (Banks)	167,502
193,200	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	109,444
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	115,749
19,450	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	54,972
49,200	China Yangtze Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	174,208
74,000	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	63,808
52,500	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	7,741
14,100	Chongqing Brewery Co. Ltd. Class A (Beverages)	256,788
73,950	COFCO Joycome Foods Ltd.* (Food Products)	32,084
2,260	Contemporary Amperex Technology Co. Ltd.* Class A (Electrical Equipment)	171,358
71,500	COSCO Shipping Holdings Co. Ltd. Class H (Marine)	107,270
73,700	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	28,501
64,000	Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	142,723
156,600	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	171,470
811	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	52,472
121,850	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	84,198
67,060	East Money Information Co. Ltd. Class A (Capital Markets)	221,647
96,450	Geely Automobile Holdings Ltd. (Automobiles)	191,250
200,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	47,421
33,300	Guotai Junan Securities Co. Ltd.(a) Class H (Capital Markets)	39,585

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
67,800	Haichang Ocean Park Holdings Ltd.*(a) (Hotels, Restaurants & Leisure)	$ 69,180
13,049	Hello Group, Inc. ADR (Interactive Media & Services)	58,460
46,629	Hopson Development Holdings Ltd. (Real Estate Management & Development)	61,629
75,950	Industrial & Commercial Bank of China Ltd. Class H (Banks)	40,154
18,001	JD.com, Inc. Class A (Internet & Direct Marketing Retail)	537,016
590	JD.com, Inc. ADR (Internet & Direct Marketing Retail)	35,105
54,000	Jiumaojiu International Holdings, Ltd.(a) (Hotels, Restaurants & Leisure)	117,498
1,085	JOYY, Inc. ADR (Interactive Media & Services)	28,091
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	67,291
90,000	Kunlun Energy Co. Ltd. (Gas Utilities)	66,255
228,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	221,113
3,478	Li Auto, Inc. ADR* (Automobiles)	114,218
64,450	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	522,795
118,800	Logan Group Co. Ltd. (Real Estate Management & Development)	32,992
19,700	LONGi Green Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	180,118
6,373	Lufax Holding Ltd. ADR (Consumer Finance)	29,188
3,700	Luzhou Laojiao Co. Ltd. Class A (Beverages)	121,897
2,250	Meituan Class B*(a) (Internet & Direct Marketing Retail)	50,475
83,500	Metallurgical Corp. of China Ltd. Class H (Construction & Engineering)	17,459
32,500	NetEase, Inc. (Entertainment)	607,970
1,298	NetEase, Inc. ADR (Entertainment)	120,688
1,157	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	31,713
199	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	9,753

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
116,350	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	$ 683,793
47,950	Powerlong Real Estate Holdings Ltd. (Real Estate Management & Development)	6,420
26,533	RLX Technology, Inc. ADR* (Tobacco)	42,983
88,600	Seazen Group Ltd.* (Real Estate Management & Development)	30,363
22,000	Shenzhen Inovance Technology Co. Ltd. Class A (Machinery)	215,630
3,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	150,340
28,400	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	298,716
192,400	Shimao Group Holdings Ltd. (Real Estate Management & Development)	108,334
68,550	Shimao Services Holdings Ltd.*(a) (Real Estate Management & Development)	23,142
4,400	Silergy Corp. (Semiconductors & Semiconductor Equipment)	82,343
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	24,477
27,465	Sinotruk Hong Kong Ltd. (Machinery)	32,453
162,850	Sun Art Retail Group Ltd. (Food & Staples Retailing)	48,011
87,600	Sunac China Holdings Ltd. (Real Estate Management & Development)	51,110
36,016	Tencent Holdings Ltd. (Interactive Media & Services)	1,391,976
16,439	Tencent Music Entertainment Group ADR* (Entertainment)	69,208
164,750	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	49,327
6,300	Trip.com Group Ltd. ADR* (Hotels, Restaurants & Leisure)	162,414
4,600	WuXi AppTec Co. Ltd.(a) Class H (Life Sciences Tools & Services)	55,725
31,639	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (Machinery)	279,725
33,700	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	53,003

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
11,300	Xinte Energy Co. Ltd. Class H (Construction & Engineering)	$ 30,040
5,915	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	288,120
9,100	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (Personal Products)	261,899
7,600	Yunnan Energy New Material Co. Ltd. Class A (Chemicals)	241,089
7,550	Zhongsheng Group Holdings Ltd. (Specialty Retail)	43,223

		15,453,989

Colombia – 0.0%
664	Bancolombia SA ADR (Banks)	19,236

Czech Republic – 0.0%
3,900	CEZ AS (Electric Utilities)	177,228

Denmark – 0.6%
4,439	ALK-Abello A/S* (Pharmaceuticals)	88,628
2,483	Carlsberg AS Class B (Beverages)	321,156
1,696	DSV A/S (Air Freight & Logistics)	285,777
14,655	Novo Nordisk A/S Class B (Pharmaceuticals)	1,706,923
309	Rockwool A/S (Building Products)	76,570
1,442	Royal Unibrew A/S (Beverages)	122,979

		2,602,033

France – 3.5%
12,608	Air Liquide SA (Chemicals)	1,733,378
33,016	Alstom SA (Machinery)	784,648
519	Alten SA (IT Services)	70,293
207	Amundi SA(a) (Capital Markets)	11,239
32,993	AXA SA (Insurance)	760,242
5,736	BNP Paribas SA (Banks)	271,011
4,654	Capgemini SE (IT Services)	887,689
17,225	Carrefour SA (Food & Staples Retailing)	293,549
3,064	Cellectis SA ADR* (Biotechnology)	8,028
6,111	Cie de Saint-Gobain (Building Products)	284,955
9,231	Cie Generale des Etablissements Michelin SCA (Auto Components)	258,326
2,482	Criteo SA ADR* (Media)	63,043
15,065	Danone SA (Food Products)	830,671
5,752	Dassault Systemes SE (Software)	246,713
33,005	Engie SA (Multi-Utilities)	408,349

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
3,599	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	$ 564,260
1,624	Eutelsat Communications SA (Media)	12,358
3,720	Faurecia SE* (Auto Components)	67,239
626	Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	86,340
3,628	Klepierre SA* (Equity Real Estate Investment Trusts (REITs))	80,614
966	L’Oreal SA (Personal Products)	365,203
4,075	Legrand SA (Electrical Equipment)	333,615
2,384	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,655,340
743	Nexans SA (Electrical Equipment)	71,361
7,701	Pernod Ricard SA (Beverages)	1,512,818
5,175	Rexel SA* (Trading Companies & Distributors)	91,972
9,177	Sanofi (Pharmaceuticals)	911,951
2,676	SCOR SE (Insurance)	47,091
648	Sopra Steria Group SACA (IT Services)	107,977
5,112	SPIE SA (Commercial Services & Supplies)	122,764
9,218	TotalEnergies SE (Oil, Gas & Consumable Fuels)	470,831
8,597	Valeo (Auto Components)	184,664
5,845	Vinci SA (Construction & Engineering)	560,294

		14,158,826

Germany – 1.7%
19,293	Bayer AG (Pharmaceuticals)	1,125,365
6,411	Beiersdorf AG (Personal Products)	661,133
1,140	CompuGroup Medical SE & Co KgaA (Health Care Technology)	49,417
1,565	CTS Eventim AG & Co. KGaA* (Entertainment)	86,205
4,396	Deutsche Boerse AG (Capital Markets)	767,389
23,060	Deutsche Telekom AG (Diversified Telecommunication Services)	438,116
3,197	Encavis AG (Independent Power and Renewable Electricity Producers)	69,959
631	K&S AG (Chemicals)	13,305
3,924	Merck KGaA (Pharmaceuticals)	747,367
1,128	MTU Aero Engines AG (Aerospace & Defense)	218,057

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
474	Rheinmetall AG (Aerospace & Defense)	$ 86,921
17,354	RWE AG (Independent Power and Renewable Electricity Producers)	713,908
1,728	Salzgitter AG (Metals & Mining)	43,996
17,963	SAP SE (Software)	1,675,458
918	Scout24 SE(a) (Interactive Media & Services)	52,481
1,516	Siemens AG (Industrial Conglomerates)	169,101
632	Sixt SE (Road & Rail)	77,156
970	Stroeer SE & Co. KGaA (Media)	42,426

		7,037,760

Ghana* – 0.7%
457,339	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	2,899,529

Greece – 0.0%
21,150	Eurobank Ergasias Services and Holdings SA* (Banks)	19,483
4,600	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	79,202
13,900	National Bank of Greece SA* (Banks)	43,546

		142,231

Hong Kong – 0.9%
199,725	AIA Group Ltd. (Insurance)	2,006,566
2,750	Orient Overseas International Ltd. (Marine)	95,839
95,997	Prudential PLC (Insurance)	1,184,064
250,750	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	145,371
8,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	48,409
180,100	Truly International Holdings Ltd. (Electronic Equipment, Instruments & Components)	40,496
28,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	37,239

		3,557,984

India – 1.5%
2,750	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	75,797
5,400	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	21,540
5,563	Adani Total Gas Ltd. (Gas Utilities)	220,065

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,190	Adani Transmission Ltd.* (Electric Utilities)	$ 86,313
1,328	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	70,877
5,150	Aurobindo Pharma Ltd. (Pharmaceuticals)	35,621
2,447	Bajaj Finance Ltd. (Consumer Finance)	223,963
19,150	Bandhan Bank Ltd.(a) (Banks)	67,086
41,037	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	351,902
20,100	Coal India Ltd. (Oil, Gas & Consumable Fuels)	53,695
4,284	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	207,816
3,800	HCL Technologies Ltd. (IT Services)	45,699
32,691	HDFC Bank Ltd. (Banks)	596,972
10,751	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	324,442
37,121	ICICI Bank Ltd. (Banks)	386,086
25,687	Infosys Ltd. (IT Services)	503,882
2,150	Oberoi Realty Ltd. (Real Estate Management & Development)	24,801
58,800	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	99,818
256	Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	158,319
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	41,145
60,266	REC Ltd. (Diversified Financial Services)	99,841
21,215	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	674,729
81,273	Samvardhana Motherson International Ltd. (Auto Components)	131,177
2,450	SRF Ltd. (Chemicals)	75,427
6,989	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	83,359
9,706	Tata Consultancy Services Ltd. (IT Services)	405,990
796	Tata Elxsi Ltd. (Software)	87,744
116,290	Tata Steel Ltd. (Metals & Mining)	158,278
10,029	Tech Mahindra Ltd. (IT Services)	133,360
4,900	The Tata Power Co. Ltd. (Electric Utilities)	13,794
10,227	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	304,577
23,200	TV18 Broadcast Ltd.* (Media)	10,908
13,800	United Spirits Ltd.* (Beverages)	135,997

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
7,200	Varun Beverages Ltd. (Beverages)	$ 80,385
19,250	Vedanta Ltd. (Metals & Mining)	62,001

		6,053,406

Indonesia – 0.4%
152,050	Adaro Energy Indonesia Tbk PT (Oil, Gas & Consumable Fuels)	33,387
195,250	Astra International Tbk PT (Automobiles)	83,391
970,300	Bank Central Asia Tbk PT (Banks)	482,491
346,650	Bank Mandiri Persero Tbk PT (Banks)	194,040
54,400	Bank Negara Indonesia Persero Tbk PT (Banks)	28,871
1,145,500	Bank Rakyat Indonesia Persero Tbk PT (Banks)	338,143
51,400	First Resources Ltd. (Food Products)	51,461
308,650	Sumber Alfaria Trijaya Tbk PT (Food & Staples Retailing)	39,074
570,400	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	162,918
13,400	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	29,285

		1,443,061

Ireland – 0.4%
20,698	Bank of Ireland Group PLC (Banks)	118,553
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	402
2,509	ICON PLC* (Life Sciences Tools & Services)	605,296
3,286	Keywords Studios PLC (IT Services)	101,024
13,441	Ryanair Holdings PLC ADR* (Airlines)	981,193

		1,806,468

Israel – 0.2%
109,017	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	186,653
3,792	Check Point Software Technologies Ltd.* (Software)	472,483
1,065	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	112,198
2,614	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	125,106

		896,440

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – 1.0%
10,728	Banca Mediolanum SpA (Diversified Financial Services)	$ 71,045
217,566	Enel SpA (Electric Utilities)	1,096,808
25,493	Eni SpA (Oil, Gas & Consumable Fuels)	306,441
3,022	Ferrari NV (Automobiles)	641,759
31,528	Hera SpA (Multi-Utilities)	90,589
196,643	Intesa Sanpaolo SpA (Banks)	349,200
2,535	Prysmian SpA (Electrical Equipment)	80,605
144,357	UniCredit SpA (Banks)	1,427,645

		4,064,092

Japan – 3.4%
1,400	ABC-Mart, Inc. (Specialty Retail)	59,289
4,700	ADEKA Corp. (Chemicals)	85,015
12,500	Amada Co. Ltd. (Machinery)	100,896
2,000	Amano Corp. (Electronic Equipment, Instruments & Components)	38,480
300	BayCurrent Consulting, Inc. (Professional Services)	93,859
3,700	BIPROGY, Inc. (IT Services)	78,956
4,000	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	93,936
5,000	CKD Corp. (Machinery)	71,008
3,800	Daikin Industries Ltd. (Building Products)	666,437
4,700	Denso Corp. (Auto Components)	257,067
5,000	FANUC Corp. (Machinery)	862,302
6,400	Fukuoka Financial Group, Inc. (Banks)	113,438
65	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	85,485
2,400	Hanwa Co. Ltd. (Trading Companies & Distributors)	52,490
16,000	Hitachi Ltd. (Industrial Conglomerates)	810,049
12,900	Hitachi Zosen Corp. (Machinery)	80,729
4,400	Hoya Corp. (Health Care Equipment & Supplies)	440,843
3,600	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	146,174
9,000	J. Front Retailing Co. Ltd. (Multiline Retail)	75,767
177	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	91,855
4,700	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	69,738

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
97	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 79,044
30	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	91,611
5,700	Kamigumi Co. Ltd. (Transportation Infrastructure)	115,906
1,220	Keyence Corp. (Electronic Equipment, Instruments & Components)	483,537
6,000	Koito Manufacturing Co. Ltd. (Auto Components)	197,230
3,900	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	66,843
2,800	Kose Corp. (Personal Products)	249,933
27,700	Kubota Corp. (Machinery)	459,913
1,700	Kumagai Gumi Co. Ltd. (Construction & Engineering)	36,170
1,600	Kureha Corp. (Chemicals)	121,686
7,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	422,475
3,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	429,510
1,200	M&A Capital Partners Co. Ltd.* (Capital Markets)	33,632
12,100	Mazda Motor Corp. (Automobiles)	101,998
5,100	MIRAIT ONE Corp. (Construction & Engineering)	63,700
19	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	74,623
2,700	Morinaga Milk Industry Co. Ltd. (Food Products)	99,557
9,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	543,219
1,800	Nippon Express Holdings, Inc. (Road & Rail)	107,560
1,600	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	99,027
26,000	Olympus Corp. (Health Care Equipment & Supplies)	556,456
5,100	Persol Holdings Co. Ltd. (Professional Services)	105,579
6,400	Pola Orbis Holdings, Inc. (Personal Products)	78,448
18,700	Rengo Co. Ltd. (Containers & Packaging)	109,360
2,400	Sankyu, Inc. (Road & Rail)	79,586
3,600	SBI Holdings, Inc. (Capital Markets)	73,035
8,600	Sega Sammy Holdings, Inc. (Leisure Products)	147,691

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$ 192,141
2,800	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	53,511
800	SMC Corp. (Machinery)	394,269
2,100	SMS Co. Ltd. (Professional Services)	50,483
5,200	Sony Group Corp. (Household Durables)	441,105
7,000	Sumitomo Forestry Co. Ltd. (Household Durables)	108,686
14,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	461,170
1,400	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	36,993
3,400	Suzuken Co. Ltd. (Health Care Providers & Services)	93,972
27,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	798,053
14,400	Terumo Corp. (Health Care Equipment & Supplies)	491,668
17,800	The Chiba Bank Ltd. (Banks)	98,734
4,000	TIS, Inc. (IT Services)	113,417
1,100	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	57,035
1,500	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	46,464
21,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	118,675
2,700	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	51,369
3,600	Toyo Suisan Kaisha Ltd. (Food Products)	152,956
4,200	Toyoda Gosei Co. Ltd. (Auto Components)	66,281
4,700	Toyota Boshoku Corp. (Auto Components)	69,501
4,000	TRE Holdings Corp. (Commercial Services & Supplies)	46,839
2,100	Trend Micro, Inc. (Software)	122,040
2,600	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	98,181
1,500	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	51,031

		13,615,716

Macau* – 0.2%
296,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	695,218

Malaysia – 0.1%
56,000	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	34,477

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
78,950	Kossan Rubber Industries Bhd (Health Care Equipment & Supplies)	$ 22,185
71,950	Petronas Chemicals Group Bhd (Chemicals)	143,731
56,050	Sime Darby Plantation Bhd (Food Products)	54,925
159,030	Supermax Corp. Bhd (Health Care Equipment & Supplies)	29,122
295,300	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	64,096

		348,536

Mexico – 0.4%
5,100	America Movil SAB de CV ADR (Wireless Telecommunication Services)	96,543
60,900	America Movil SAB de CV Series L (Wireless Telecommunication Services)	57,956
3,650	Grupo Aeroportuario del Pacifico SAB de CV (Transportation Infrastructure), Class B	49,489
5,100	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	96,068
37,850	Grupo Bimbo SAB de CV Series A (Food Products)	133,757
68,950	Grupo Financiero Banorte SAB de CV (Banks)	392,314
26,350	Grupo Financiero Inbursa SAB de CV* (Banks)	48,524
53,850	Grupo Mexico SAB de CV Series B (Metals & Mining)	212,912
22,650	Orbia Advance Corp. SAB de CV (Chemicals)	49,954
1,548	Ternium SA ADR (Metals & Mining)	54,846
104,000	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	376,707

		1,569,070

Netherlands – 1.5%
2,221	Aalberts NV (Machinery)	95,183
348	Adyen NV*(a) (IT Services)	625,972
14,052	Akzo Nobel NV (Chemicals)	945,706
1,876	Arcadis NV (Construction & Engineering)	69,366
1,367	ASM International NV (Semiconductors & Semiconductor Equipment)	419,904
2,672	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,534,904
3,712	ASR Nederland NV (Insurance)	155,152
1,141	Euronext NV(a) (Capital Markets)	92,967

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
97,574	ING Groep NV (Banks)	$ 947,817
35,201	Koninklijke Philips NV (Health Care Equipment & Supplies)	728,529
5,920	Randstad NV (Professional Services)	299,214
7,745	Shell PLC (Oil, Gas & Consumable Fuels)	206,413

		6,121,127

Norway – 0.0%
1,998	Aker BP ASA (Oil, Gas & Consumable Fuels)	69,423

Philippines – 0.0%
14,850	International Container Terminal Services, Inc. (Transportation Infrastructure)	52,316

Poland – 0.0%
1,517	Bank Polska Kasa Opieki SA (Banks)	24,026
10	LPP SA (Textiles, Apparel & Luxury Goods)	21,425
16,156	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	36,120

		81,571

Portugal – 0.1%
23,099	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	243,823
83,963	Sonae SGPS SA (Food & Staples Retailing)	95,531

		339,354

Puerto Rico – 0.0%
1,058	EVERTEC, Inc. (IT Services)	41,251

Qatar – 0.1%
115,864	Barwa Real Estate Co. (Real Estate Management & Development)	114,856
76,332	Industries Qatar QSC (Industrial Conglomerates)	359,386
9,500	Ooredoo QPSC (Diversified Telecommunication Services)	24,371
6,550	Qatar Islamic Bank SAQ (Banks)	46,242
87,524	United Development Co. QSC (Real Estate Management & Development)	36,555

		581,410

Russia(b) – 0.0%
30,642	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	—

Shares	Description	Value

Common Stocks – (continued)
Russia(b) – (continued)
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	$ —
11,950	Magnit PJSC GDR (Food & Staples Retailing)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
36	PhosAgro PJSC (Chemicals)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR* (Banks)	—

		—

Singapore – 0.2%
12,400	City Developments Ltd. (Real Estate Management & Development)	69,666
70,700	ComfortDelGro Corp. Ltd. (Road & Rail)	72,740
21,000	DBS Group Holdings Ltd. (Banks)	479,185
73,700	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	76,935
111,400	Lendlease Global Commercial REIT (Equity Real Estate Investment Trusts (REITs))	67,436
53,100	Sembcorp Industries Ltd. (Multi-Utilities)	112,035

		877,997

South Africa – 0.3%
750	Anglo American Platinum Ltd. (Metals & Mining)	57,533
3,387	Anglo American PLC (Metals & Mining)	122,423
3,150	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	27,607
1,051	Capitec Bank Holdings Ltd. (Banks)	126,305
5,960	Clicks Group Ltd. (Food & Staples Retailing)	100,341
34,215	FirstRand Ltd. (Diversified Financial Services)	135,347
8,815	Investec Ltd. (Capital Markets)	47,061
1,800	Kumba Iron Ore Ltd. (Metals & Mining)	53,641
3,350	Mr Price Group Ltd. (Specialty Retail)	36,475
25,906	MTN Group Ltd. (Wireless Telecommunication Services)	217,424
7,412	MultiChoice Group (Media)	53,079
21,900	Pepkor Holdings Ltd.(a) (Specialty Retail)	26,617
4,482	Sasol Ltd.* (Chemicals)	94,152

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
18,700	Sibanye Stillwater Ltd. (Metals & Mining)	$ 45,937
3,550	The Foschini Group Ltd. (Specialty Retail)	25,918

		1,169,860

South Korea – 1.5%
200	BGF retail Co. Ltd. (Food & Staples Retailing)	27,863
11,298	BNK Financial Group, Inc. (Banks)	59,117
17,059	Coupang, Inc.* (Internet & Direct Marketing Retail)	294,950
4,856	Hana Financial Group, Inc. (Banks)	139,156
1,500	Hankook Tire & Technology Co. Ltd. (Auto Components)	40,208
1,707	Hyundai Mobis Co. Ltd. (Auto Components)	300,444
9,117	Industrial Bank of Korea (Banks)	65,983
1,450	JYP Entertainment Corp. (Entertainment)	62,189
7,895	KB Financial Group, Inc. (Banks)	293,630
9,443	Kia Corp. (Automobiles)	591,201
3,318	KT Corp. (Diversified Telecommunication Services)	96,440
1,903	KT Corp. ADR (Diversified Telecommunication Services)	27,403
213	LG Electronics, Inc. (Household Durables)	15,537
124	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	34,767
700	Meritz Financial Group, Inc. (Diversified Financial Services)	14,140
365	NAVER Corp. (Interactive Media & Services)	73,015
1,130	POSCO Holdings, Inc. (Metals & Mining)	211,036
1,514	S-Oil Corp. (Oil, Gas & Consumable Fuels)	107,911
242	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	161,188
29,882	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,414,469
883	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,035,504
725	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	318,673
1,050	SD Biosensor, Inc. (Health Care Equipment & Supplies)	32,666
8,246	Shinhan Financial Group Co. Ltd. (Banks)	227,088

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
6,039	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$ 456,529
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	145
8,205	Woori Financial Group, Inc. (Banks)	75,295

		6,176,547

Spain – 1.0%
4,693	Aena SME SA*(a) (Transportation Infrastructure)	593,616
30,583	Amadeus IT Group SA* (IT Services)	1,783,301
51,649	Banco Bilbao Vizcaya Argentaria SA (Banks)	234,056
111,684	Banco de Sabadell SA (Banks)	71,507
70,683	CaixaBank SA (Banks)	212,242
2,524	CIE Automotive SA (Auto Components)	66,395
33,402	Iberdrola SA (Electric Utilities)	356,683
23,552	Industria de Diseno Textil SA (Specialty Retail)	572,006

		3,889,806

Sweden – 0.5%
5,987	AAK AB (Food Products)	104,652
24,878	Atlas Copco AB (Machinery)	290,808
3,287	Castellum AB (Real Estate Management & Development)	52,697
5,279	Evolution AB(a) (Hotels, Restaurants & Leisure)	512,225
3,156	Loomis AB Class B (Commercial Services & Supplies)	88,994
548	Olink Holding AB ADR* (Life Sciences Tools & Services)	7,371
2,519	Saab AB Class B (Aerospace & Defense)	91,121
42,545	Swedbank AB Class A (Banks)	589,255
2,033	Thule Group AB(a) (Leisure Products)	59,022
4,782	Trelleborg AB Class B (Machinery)	117,496

		1,913,641

Switzerland – 1.8%
8,399	Alcon, Inc. (Health Care Equipment & Supplies)	661,036
614	BKW AG (Electric Utilities)	69,854
6,309	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	760,724

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
376	Comet Holding AG (Electronic Equipment, Instruments & Components)	$ 69,346
28,780	Credit Suisse Group AG* (Capital Markets)	167,401
1,350	Galenica AG(a) (Health Care Providers & Services)	106,880
5,201	Julius Baer Group Ltd.* (Capital Markets)	268,944
558	Lonza Group AG (Life Sciences Tools & Services)	339,125
17,482	Novartis AG (Pharmaceuticals)	1,502,222
882	PSP Swiss Property AG (Real Estate Management & Development)	105,480
5,880	SIG Group AG* (Containers & Packaging)	153,399
3,465	Sika AG (Chemicals)	856,158
1,952	Sophia Genetics SA* (Health Care Technology)	6,734
290	Tecan Group AG* (Life Sciences Tools & Services)	102,990
46,040	UBS Group AG (Capital Markets)	752,308
246	VAT Group AG*(a) (Machinery)	71,628
2,582	Zurich Insurance Group AG (Insurance)	1,127,116

		7,121,345

Taiwan – 1.5%
715	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	46,149
3,750	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	35,376
22,900	AUO Corp. (Electronic Equipment, Instruments & Components)	10,283
127,000	Cathay Financial Holding Co. Ltd. (Insurance)	193,746
35,000	Chailease Holding Co. Ltd. (Diversified Financial Services)	248,912
193,150	CTBC Financial Holding Co. Ltd. (Banks)	148,391
28,400	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	246,998
8,750	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	57,564
3,800	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	51,956
26,000	Evergreen Marine Corp. Taiwan Ltd. (Marine)	83,548
162,419	Fubon Financial Holding Co. Ltd. (Insurance)	305,090

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,600	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	$ 27,227
2,850	Great Tree Pharmacy Co. Ltd. (Food & Staples Retailing)	30,319
78,950	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	288,542
3,600	International Games System Co. Ltd. Class C (Entertainment),	42,668
1,350	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	31,669
13,517	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	311,433
8,500	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,651
32,900	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	57,800
2,800	Nien Made Enterprise Co. Ltd. (Household Durables)	26,897
10,188	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	31,885
5,096	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	58,603
25,200	Ruentex Development Co. Ltd. (Real Estate Management & Development)	46,300
44,450	SinoPac Financial Holdings Co. Ltd. (Banks)	25,176
133,750	Taishin Financial Holding Co. Ltd. (Banks)	70,406
144,355	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,475,625
10,202	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	902,673
10,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	53,347
138,685	United Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	186,567
19,950	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	15,531

		6,144,332

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 0.4%
62,800	Airports of Thailand PCL NVDR* (Transportation Infrastructure)	$ 121,003
16,150	Bangkok Bank PCL (Banks)	58,735
262,100	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	191,685
21,150	Bumrungrad Hospital PCL (Health Care Providers & Services)	105,397
4,900	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	11,016
20,900	Forth Corp. PCL NVDR (Electronic Equipment, Instruments & Components)	25,683
32,300	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	41,846
2,850	Jasmine Technology Solution PCL* (IT Services)	7,599
37,300	Kasikornbank PCL NVDR (Banks)	149,521
40,100	Kiatnakin Phatra Bank PCL (Banks)	72,496
398,800	Krung Thai Bank PCL (Banks)	173,438
51,900	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	233,345
79,100	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	355,637
17,000	Thonburi Healthcare Group PCL (Health Care Providers & Services)	30,027
1,404,450	TMBThanachart Bank PCL (Banks)	46,180

		1,623,608

Turkey – 0.0%
8,250	BIM Birlesik Magazalar AS (Food & Staples Retailing)	42,409
15,123	Haci Omer Sabanci Holding AS (Banks)	16,772
10,550	KOC Holding AS (Industrial Conglomerates)	21,807
73,229	Turkiye Is Bankasi AS (Banks)	21,464

		102,452

United Arab Emirates – 0.3%
76,500	Abu Dhabi Commercial Bank PJSC (Banks)	190,145
57,115	Abu Dhabi Islamic Bank PJSC (Banks)	141,544

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
28,647	Emirates NBD Bank PJSC (Banks)	$ 107,816
4,550	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	34,561
108,883	Fertiglobe PLC (Chemicals)	142,211
84,894	First Abu Dhabi Bank PJSC (Banks)	449,301
8,747	Yalla Group Ltd. ADR* (Interactive Media & Services)	38,749

		1,104,327

United Kingdom – 4.5%
10,634	AstraZeneca PLC (Pharmaceuticals)	1,398,809
17,346	B&M European Value Retail SA (Multiline Retail)	89,815
59,123	Balfour Beatty PLC (Construction & Engineering)	202,032
359,305	Barclays PLC (Banks)	688,271
15,956	Beazley PLC (Insurance)	105,679
79,593	BP PLC (Oil, Gas & Consumable Fuels)	389,549
12,375	British American Tobacco PLC (Tobacco)	484,897
67,610	Compass Group PLC (Hotels, Restaurants & Leisure)	1,584,537
2,708	Computacenter PLC (IT Services)	85,611
24,233	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	67,573
1,842	Cranswick PLC (Food Products)	74,923
4,722	CVS Group PLC (Health Care Providers & Services)	99,138
2,789	Dechra Pharmaceuticals PLC (Pharmaceuticals)	125,512
1,921	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	67,066
13,664	Diageo PLC (Beverages)	647,289
27,003	Dr. Martens PLC (Textiles, Apparel & Luxury Goods)	85,728
28,473	DS Smith PLC (Containers & Packaging)	101,495
787	Endava PLC ADR* (IT Services)	80,274
3,964	Entain PLC* (Hotels, Restaurants & Leisure)	58,331
35,855	Experian PLC (Professional Services)	1,255,364
3,719	Future PLC (Media)	83,325
12,224	GB Group PLC (Software)	75,643
8,105	Grafton Group PLC (Trading Companies & Distributors)	83,834
20,599	Haleon PLC* (Personal Products)	73,199
61,386	Hays PLC (Professional Services)	95,773

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
18,928	Ibstock PLC(a) (Construction Materials)	$ 47,444
10,784	IG Group Holdings PLC (Capital Markets)	104,629
5,893	IMI PLC (Machinery)	96,227
176	Immunocore Holdings PLC ADR* (Biotechnology)	8,121
5,550	Intermediate Capital Group PLC (Capital Markets)	103,460
22,601	J Sainsbury PLC (Food & Staples Retailing)	60,968
57,208	JD Sports Fashion PLC (Specialty Retail)	90,867
4,788	Linde PLC (Chemicals)	1,447,339
3,717	London Stock Exchange Group PLC (Capital Markets)	362,752
40,837	Man Group PLC (Capital Markets)	135,854
4,589	Nomad Foods Ltd.* (Food Products)	84,621
13,226	OSB Group PLC (Thrifts & Mortgage Finance)	84,961
9,492	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	61,974
18,460	Reckitt Benckiser Group PLC (Household Products)	1,497,378
10,962	Redrow PLC (Household Durables)	77,508
54,637	RELX PLC (Professional Services)	1,618,894
1,505,668	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,645,603
10,944	RS GROUP PLC (Trading Companies & Distributors)	138,164
5,519	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	76,850
48,454	Serco Group PLC (Commercial Services & Supplies)	111,478
4,997	St. James’s Place PLC (Capital Markets)	75,060
36,628	Supermarket Income Reit PLC (Equity Real Estate Investment Trusts (REITs))	57,582
114,718	Tesco PLC (Food & Staples Retailing)	367,916
4,539	The Weir Group PLC (Machinery)	92,817
38,061	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	91,572
20,297	Unilever PLC (Personal Products)	988,523
27,600	WH Smith PLC* (Specialty Retail)	487,153
2,399	Whitbread PLC (Hotels, Restaurants & Leisure)	76,360

		18,195,742

Shares	Description	Value

Common Stocks – (continued)
United States – 52.8%
20,573	Abbott Laboratories (Health Care Equipment & Supplies)	$ 2,239,165
6,039	AbbVie, Inc. (Biotechnology)	866,657
4,608	ABM Industries, Inc. (Commercial Services & Supplies)	206,623
3,257	Accenture PLC Class A (IT Services)	997,489
5,805	ACCO Brands Corp. (Commercial Services & Supplies)	41,622
4,707	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	444,670
6,989	Affirm Holdings, Inc.* (IT Services)	187,585
2,645	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	210,516
1,565	Alamo Group, Inc. (Machinery)	202,527
1,223	Allegiant Travel Co.* (Airlines)	141,024
1,349	Allison Transmission Holdings, Inc. (Machinery), Class C	56,483
6,141	Alphabet, Inc.* Class C (Interactive Media & Services)	716,286
76,937	Alphabet, Inc. Class A* (Interactive Media & Services)	8,949,312
1,197	Altra Industrial Motion Corp. (Machinery)	49,951
55,595	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,502,545
436	Amedisys, Inc.* (Health Care Providers & Services)	52,255
1,290	American Eagle Outfitters, Inc. (Specialty Retail)	15,532
56,069	American International Group, Inc. (Insurance)	2,902,692
6,165	Ameris Bancorp (Banks)	291,543
2,471	AMERISAFE, Inc. (Insurance)	112,579
9,795	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	755,488
4,219	Anywhere Real Estate, Inc.* (Real Estate Management & Development)	41,895
12,778	Aon PLC Class A (Insurance)	3,718,909
15,263	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,480,390
2,465	Arcutis Biotherapeutics, Inc.* (Biotechnology)	59,801
1,704	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	23,345

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,885	Array Technologies, Inc.* (Electrical Equipment)	$ 65,462
1,636	Artisan Partners Asset Management, Inc. Class A (Capital Markets)	65,047
6,266	Artivion, Inc.* (Health Care Equipment & Supplies)	122,814
1,242	ASGN, Inc.* (Professional Services)	128,870
2,439	Assured Guaranty Ltd. (Insurance)	142,413
3,863	Atlassian Corp. PLC* Class A (Software)	808,603
4,030	AtriCure, Inc.* (Health Care Equipment & Supplies)	199,122
17,129	Avantor, Inc.* (Life Sciences Tools & Services)	497,084
5,996	Avient Corp. (Chemicals)	258,727
1,439	Avnet, Inc. (Electronic Equipment, Instruments & Components)	68,885
2,387	Axis Capital Holdings Ltd. (Insurance)	120,520
2,394	Azenta, Inc. (Life Sciences Tools & Services)	163,414
1,514	Balchem Corp. (Chemicals)	205,541
61,031	Bank of America Corp. (Banks)	2,063,458
2,093	BankUnited, Inc. (Banks)	81,313
6,673	Becton Dickinson & Co. (Health Care Equipment & Supplies)	1,630,281
2,352	Belden, Inc. (Electronic Equipment, Instruments & Components)	152,221
14,353	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	4,314,512
3,133	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	97,029
2,149	Block, Inc.* (IT Services)	163,453
842	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,629,851
1,923	Boot Barn Holdings, Inc.* (Specialty Retail)	119,803
19,566	BorgWarner, Inc. (Auto Components)	752,508
3,388	BrightView Holdings, Inc.* (Commercial Services & Supplies)	44,518
1,490	BRP, Inc. (Leisure Products)	113,331
1,109	BWX Technologies, Inc. (Aerospace & Defense)	62,858
865	Cabot Corp. (Chemicals)	64,235
928	Cactus, Inc. (Energy Equipment & Services)	38,596
7,739	Callaway Golf Co.* (Leisure Products)	177,610

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
19,603	Carrier Global Corp. (Building Products)	$ 794,510
873	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	71,132
5,606	Carvana Co.* (Specialty Retail)	163,415
2,177	Castle Biosciences, Inc.* (Health Care Providers & Services)	60,869
13,038	Caterpillar, Inc. (Machinery)	2,584,783
5,389	Cathay General Bancorp (Banks)	224,721
5,031	Central Garden & Pet Co. Class A* (Household Products)	205,265
2,256	Cerence, Inc.* (Software)	63,552
6,255	ChampionX Corp. (Energy Equipment & Services)	130,667
10,197	Change Healthcare, Inc.* (Health Care Technology)	247,481
6,408	ChemoCentryx, Inc.* (Biotechnology)	151,357
348	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	544,349
550	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	70,532
1,057	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	221,759
3,297	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	73,292
5,569	Cigna Corp. (Health Care Providers & Services)	1,533,480
35,185	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,245,155
14,351	Cognizant Technology Solutions Corp. Class A (IT Services)	975,294
2,713	Cohen & Steers, Inc. (Capital Markets)	199,921
973	Columbia Banking System, Inc. (Banks)	29,355
16,606	Comcast Corp. Class A (Media)	623,057
5,340	CommScope Holding Co., Inc.* (Communications Equipment)	48,220
784	Concentrix Corp. (IT Services)	104,868
24,216	ConocoPhillips (Oil, Gas & Consumable Fuels)	2,359,365
6,553	Constellium SE* (Metals & Mining)	95,870
3,131	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	96,591
7,750	Covetrus, Inc.* (Health Care Providers & Services)	160,967

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,391	CryoPort, Inc.* (Health Care Equipment & Supplies)	$ 126,145
944	Curtiss-Wright Corp. (Aerospace & Defense)	135,407
640	CyberArk Software Ltd.* (Software)	83,283
8,875	Danaher Corp. (Life Sciences Tools & Services)	2,586,796
2,949	Deere & Co. (Machinery)	1,012,038
2,822	Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	75,235
17,889	Dollar General Corp. (Multiline Retail)	4,444,164
11,561	Dominion Energy, Inc. (Multi-Utilities)	947,771
1,880	DoorDash, Inc.* (Internet & Direct Marketing Retail)	131,130
2,855	Ecovyst, Inc. (Chemicals)	29,207
1,410	Eli Lilly & Co. (Pharmaceuticals)	464,863
545	EMCOR Group, Inc. (Construction & Engineering)	63,422
912	Employers Holdings, Inc. (Insurance)	36,216
3,284	Energizer Holdings, Inc. (Household Products)	96,977
1,143	EnerSys (Electrical Equipment)	75,335
8,875	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	975,362
3,044	Envista Holdings Corp.* (Health Care Equipment & Supplies)	123,739
966	EPAM Systems, Inc.* (IT Services)	337,375
1,333	Essent Group Ltd. (Thrifts & Mortgage Finance)	55,666
931	Evercore, Inc. Class A (Capital Markets)	93,072
655	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	72,240
2,921	Ferguson PLC (Trading Companies & Distributors)	367,458
6,519	Fidelity National Information Services, Inc. (IT Services)	665,981
478	First American Financial Corp. (Insurance)	27,724
2,595	First Hawaiian, Inc. (Banks)	66,147
1,701	First Merchants Corp. (Banks)	70,643
13,323	Fiserv, Inc.* (IT Services)	1,407,975
744	Five Below, Inc.* (Specialty Retail)	94,540
2,499	Foot Locker, Inc. (Specialty Retail)	70,897
12,027	Fortinet, Inc.* (Software)	717,411
45,076	Freeport-McMoRan, Inc. (Metals & Mining)	1,422,148
2,567	Fresh Del Monte Produce, Inc. (Food Products)	76,266

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
204	FTI Consulting, Inc.* (Professional Services)	$ 33,366
42,357	General Motors Co.* (Automobiles)	1,535,865
3,462	Glacier Bancorp, Inc. (Banks)	173,412
6,827	Global Payments, Inc. (IT Services)	835,079
392	Globant SA* (IT Services)	78,102
3,884	Globus Medical, Inc.* Class A (Health Care Equipment & Supplies),	227,952
4,069	GrafTech International Ltd. (Electrical Equipment)	31,331
2,317	Grand Canyon Education, Inc.* (Diversified Consumer Services)	222,594
14,773	Graphic Packaging Holding Co. (Containers & Packaging)	328,699
2,709	Gray Television, Inc. (Media)	50,306
16,479	GSK PLC (Pharmaceuticals)	346,227
601	H&R Block, Inc. (Diversified Consumer Services)	24,016
574	Haemonetics Corp.* (Health Care Equipment & Supplies)	39,887
7,000	Halozyme Therapeutics, Inc.* (Biotechnology)	342,300
64,694	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	723,279
4,488	Harley-Davidson, Inc. (Automobiles)	169,691
1,580	HashiCorp, Inc.* Class A (Software)	57,259
4,701	HCA Healthcare, Inc. (Health Care Providers & Services)	998,586
3,450	HealthEquity, Inc.* (Health Care Providers & Services)	200,686
4,110	Heartland Express, Inc. (Road & Rail)	65,267
1,096	Helen of Troy Ltd.* (Household Durables)	146,634
2,704	Helios Technologies, Inc. (Machinery)	186,089
1,068	Hillenbrand, Inc. (Machinery)	49,342
4,539	Honeywell International, Inc. (Industrial Conglomerates)	873,576
4,796	Horace Mann Educators Corp. (Insurance)	164,263
2,650	Houlihan Lokey, Inc. (Capital Markets)	224,084
530	Hub Group, Inc. Class A* (Air Freight & Logistics)	40,492
4,392	Humana, Inc. (Health Care Providers & Services)	2,116,944
3,051	IAC/InterActiveCorp.* (Interactive Media & Services)	208,993
2,106	ICF International, Inc. (Professional Services)	198,701
798	ICU Medical, Inc.* (Health Care Equipment & Supplies)	141,382
1,675	IDACORP, Inc. (Electric Utilities)	187,131

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,067	Independent Bank Corp. (Banks)	$ 173,215
11,839	Ingersoll Rand, Inc. (Machinery)	589,582
869	Ingevity Corp.* (Chemicals)	58,310
2,357	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	220,167
1,546	Insulet Corp.* (Health Care Equipment & Supplies)	383,099
3,176	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	174,807
32,695	Intercontinental Exchange, Inc. (Capital Markets)	3,334,563
1,645	InterDigital, Inc. (Software)	100,987
2,399	International Game Technology PLC (Hotels, Restaurants & Leisure)	45,461
2,757	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	149,209
3,922	Intuit, Inc. (Software)	1,789,099
4,030	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	927,585
1,600	ITT, Inc. (Machinery)	120,048
16,105	Jack Henry & Associates, Inc. (IT Services)	3,346,136
33,089	JBS SA (Food Products)	204,260
21,045	Johnson & Johnson (Pharmaceuticals)	3,672,773
2,767	KAR Auction Services, Inc.* (Commercial Services & Supplies)	47,316
1,639	Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	33,862
38,037	KKR & Co., Inc. (Capital Markets)	2,109,532
507	Korn Ferry (Professional Services)	33,214
3,660	L3Harris Technologies, Inc. (Aerospace & Defense)	878,290
173	Landstar System, Inc. (Road & Rail)	27,088
869	LCI Industries (Auto Components)	117,393
773	Lithia Motors, Inc. (Specialty Retail)	205,061
3,753	Live Nation Entertainment, Inc.* (Entertainment)	352,744
2,726	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	846,450
62,535	Luminar Technologies, Inc.* (Auto Components)	422,737
4,793	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	277,706

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,856	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	$ 310,215
8,503	Marsh & McLennan Cos., Inc. (Insurance)	1,394,152
2,074	Martin Marietta Materials, Inc. (Construction Materials)	730,214
422	Masonite International Corp.* (Building Products)	38,415
2,580	Mastercard, Inc. Class A (IT Services)	912,778
5,650	Matador Resources Co. (Oil, Gas & Consumable Fuels)	326,457
4,604	Match Group, Inc.* (Interactive Media & Services)	337,519
2,351	Mativ, Inc. (Chemicals)	51,369
400	MAXIMUS, Inc. (IT Services)	26,740
36,630	McCormick & Co., Inc. (Food Products)	3,199,630
987	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	167,326
12,552	Medtronic PLC (Health Care Equipment & Supplies)	1,161,311
607	Meritage Homes Corp.* (Household Durables)	53,598
4,287	Meta Platforms, Inc. Class A* (Interactive Media & Services)	682,062
281	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	379,274
40,007	Microsoft Corp. (Software)	11,231,565
3,562	Minerals Technologies, Inc. (Chemicals)	237,977
9,708	Mondelez International, Inc. Class A (Food Products)	621,700
1,361	MongoDB, Inc.* (IT Services)	425,272
2,770	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,287,274
11,930	Motorola Solutions, Inc. (Communications Equipment)	2,846,379
804	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	36,220
7,953	Nasdaq, Inc. (Capital Markets)	1,438,698
2,416	National Energy Services Reunited Corp.* (Energy Equipment & Services)	17,033
2,280	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	147,835
5,658	Navient Corp. (Consumer Finance)	93,187
2,541	NCR Corp.* (Software)	82,455
710	Nelnet, Inc. Class A (Consumer Finance)	67,514
17,271	Nestle SA (Food Products)	2,116,169
1,821	Netflix, Inc.* (Entertainment)	409,543

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
829	Nexstar Media Group, Inc. Class A (Media)	$ 156,159
47,835	NextEra Energy, Inc. (Electric Utilities)	4,041,579
5,792	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	57,746
2,713	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	311,778
3,871	NorthWestern Corp. (Multi-Utilities)	214,647
1,255	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	193,521
12,367	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,246,218
402	NVR, Inc.* (Household Durables)	1,766,026
8,185	OceanFirst Financial Corp. (Banks)	168,284
753	Old Dominion Freight Line, Inc. (Road & Rail)	228,543
2,700	Open Lending Corp.* Class A (Capital Markets)	27,972
900	Owens & Minor, Inc. (Health Care Providers & Services)	31,869
1,964	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	187,366
6,057	Pacific Premier Bancorp, Inc. (Banks)	203,757
3,004	PacWest Bancorp. (Banks)	84,202
2,466	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	40,689
300	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	11,298
5,112	Parker-Hannifin Corp. (Machinery)	1,477,828
1,761	Patrick Industries, Inc. (Auto Components)	106,928
4,500	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	74,475
5,450	Paycor HCM, Inc.* (Software)	145,460
974	Paylocity Holding Corp.* (Software)	200,576
1,153	PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	75,741
21,648	Peloton Interactive, Inc. Class A* (Leisure Products)	205,440
929	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	50,900
12,587	PepsiCo, Inc. (Beverages)	2,202,222
6,634	Performance Food Group Co.* (Food & Staples Retailing)	329,776
2,952	PetIQ, Inc. Class A* (Health Care Providers & Services)	48,413

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
29,888	Pfizer, Inc. (Pharmaceuticals)	$ 1,509,643
7,561	Phreesia, Inc.* (Health Care Technology)	177,608
1,432	PRA Group, Inc.* (Consumer Finance)	57,051
543	Preferred Bank (Banks)	39,476
7,395	Primoris Services Corp. (Construction & Engineering)	172,747
2,616	ProAssurance Corp. (Insurance)	57,892
3,950	Progyny, Inc.* (Health Care Providers & Services)	120,594
3,220	ProPetro Holding Corp.* (Energy Equipment & Services)	33,874
6,166	QIAGEN NV* (Life Sciences Tools & Services)	309,020
284	QuidelOrtho Corp.* (Health Care Equipment & Supplies)	28,979
1,769	R1 RCM, Inc.* (Health Care Providers & Services)	44,225
3,200	Rapid7, Inc.* (Software)	204,704
1,395	RBC Bearings, Inc.* (Machinery)	329,220
5,861	Resideo Technologies, Inc.* (Building Products)	131,931
2,429	ResMed, Inc. (Health Care Equipment & Supplies)	584,223
1,741	Revolve Group, Inc.* (Internet & Direct Marketing Retail)	49,305
1,751	Rivian Automotive, Inc.* Class A (Automobiles)	60,059
6,426	Roche Holding AG (Pharmaceuticals)	2,133,461
9,390	Ross Stores, Inc. (Specialty Retail)	763,031
2,542	Ryman Hospitality Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	225,069
6,755	Saia, Inc.* (Road & Rail)	1,606,677
5,832	Salesforce, Inc.* (Software)	1,073,205
3,669	Sally Beauty Holdings, Inc.* (Specialty Retail)	46,890
2,139	SBA Communications Corp. Class A (Equity Real Estate Investment Trusts (REITs))	718,255
10,921	Schneider Electric SE (Electrical Equipment)	1,510,416
1,382	Science Applications International Corp. (Professional Services)	133,874
7,547	Seacoast Banking Corp. of Florida (Banks)	270,032
6,379	SentinelOne, Inc.* Class A Class A (Software)	158,518
1,592	ServiceNow, Inc.* (Software)	711,083
2,673	Signify NV(a) (Electrical Equipment)	86,814
2,541	Silgan Holdings, Inc. (Containers & Packaging)	113,075

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,323	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	$ 195,116
905	Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	20,516
1,486	Skechers USA, Inc.* Class A (Textiles, Apparel & Luxury Goods)	56,409
3,216	Skyline Champion Corp.* (Household Durables)	203,573
13,298	SLM Corp. (Consumer Finance)	207,449
2,531	SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49,658
6,688	Snap, Inc.* Class A (Interactive Media & Services)	66,077
1,285	Snowflake, Inc.* Class A (IT Services)	192,634
422	SouthState Corp. (Banks)	35,773
1,087	Spectrum Brands Holdings, Inc. (Household Products)	75,590
823	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	36,492
4,018	Spotify Technology SA* (Entertainment)	454,114
5,061	SPX Corp.* (Machinery)	299,257
21,106	SS&C Technologies Holdings, Inc. (IT Services)	1,248,842
6,051	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	198,352
599	Standard Motor Products, Inc. (Auto Components)	27,398
3,761	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	88,835
2,876	Steelcase, Inc. Class A (Commercial Services & Supplies)	32,010
2,377	STERIS PLC (Health Care Equipment & Supplies)	536,370
2,629	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	83,339
3,572	Stifel Financial Corp. (Capital Markets)	213,641
4,638	Stride, Inc.* (Diversified Consumer Services)	207,226
4,715	Stryker Corp. (Health Care Equipment & Supplies)	1,012,546
7,722	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	245,173
2,489	SVB Financial Group* (Banks)	1,004,436
4,428	Syneos Health, Inc.* (Life Sciences Tools & Services)	350,432
1,732	Synopsys, Inc.* (Software)	636,510

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,388	Synovus Financial Corp. (Banks)	$ 96,427
5,491	Take-Two Interactive Software, Inc.* (Entertainment)	728,820
786	TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	78,930
3,510	TEGNA, Inc. (Media)	73,499
4,212	Tempur Sealy International, Inc. (Household Durables)	115,746
4,861	Terex Corp. (Machinery)	162,892
629	Tesla, Inc.* (Automobiles)	560,722
11,099	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,985,500
3,269	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	285,122
1,247	The Brink’s Co. (Commercial Services & Supplies)	71,004
12,755	The Clorox Co. (Household Products)	1,809,169
958	The Hanover Insurance Group, Inc. (Insurance)	130,738
11,023	The Hartford Financial Services Group, Inc. (Insurance)	710,653
4,639	The Home Depot, Inc. (Specialty Retail)	1,396,061
13,603	The Sherwin-Williams Co. (Chemicals)	3,291,110
6,290	The Shyft Group, Inc. (Machinery)	163,163
3,349	The Trade Desk, Inc. Class A* (Software)	150,705
13,023	The Walt Disney Co.* (Entertainment)	1,381,740
261	Thor Industries, Inc. (Automobiles)	22,010
9,270	Thoughtworks Holding, Inc.* (IT Services)	145,168
676	Toll Brothers, Inc. (Household Durables)	33,246
1,877	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	80,917
36,934	Truist Financial Corp. (Banks)	1,864,059
1,247	TTEC Holdings, Inc. (IT Services)	91,243
2,925	UFP Industries, Inc. (Building Products)	269,714
1,719	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	57,758
3,523	Umpqua Holdings Corp. (Banks)	62,040
19,610	Union Pacific Corp. (Road & Rail)	4,457,353
4,061	Unisys Corp.* (IT Services)	55,717

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,079	UnitedHealth Group, Inc. (Health Care Providers & Services)	$ 2,212,205
1,288	Universal Corp. (Tobacco)	72,012
6,367	Valley National Bancorp (Banks)	74,430
5,749	Valvoline, Inc. (Chemicals)	185,233
3,578	Veracyte, Inc.* (Biotechnology)	94,245
4,800	Veritex Holdings, Inc. (Banks)	148,512
17,414	Verizon Communications, Inc. (Diversified Telecommunication Services)	804,353
17,184	Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,818,565
24,864	VF Corp. (Textiles, Apparel & Luxury Goods)	1,110,924
686	Viad Corp.* (Commercial Services & Supplies)	23,166
14,350	Viavi Solutions, Inc.* (Communications Equipment)	212,380
1,250	Victoria’s Secret & Co.* (Specialty Retail)	46,200
3,579	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	110,018
10,224	Visa, Inc. (IT Services)	2,168,613
2,257	Wabash National Corp. (Machinery)	40,761
913	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	102,840
5,572	Waste Management, Inc. (Commercial Services & Supplies)	916,928
17,187	Wells Fargo & Co. (Banks)	753,994
721	Werner Enterprises, Inc. (Road & Rail)	31,695
2,051	WESCO International, Inc.* (Trading Companies & Distributors)	262,200
27,559	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,000,943
109	White Mountains Insurance Group Ltd. (Insurance)	135,098
913	Wintrust Financial Corp. (Banks)	78,555
4,712	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	105,879
5,137	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	142,398
1,900	Yelp, Inc. Class A* (Interactive Media & Services)	58,254

		213,313,292

Shares	Description	Value

Common Stocks – (continued)
Uruguay* – 0.0%
1,600	Dlocal Ltd. (IT Services)	$ 44,448

TOTAL COMMON STOCKS (Cost $342,930,520)		$361,519,656

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Brazil – 0.1%
Gerdau SA (Metals & Mining)
2,200	0.000%	$ 10,400
Itausa SA (Banks)
12,565	0.000	20,958
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
56,400	2.861	372,250

		403,608

South Korea – 0.0%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)
1,702	0.000	74,802

TOTAL PREFERRED STOCKS – 0.1% (Cost $373,374)		$ 478,410

Shares	Description	Value

Exchange Traded Funds – 0.4%
11,400	iShares Core MSCI Emerging Markets ETF	$ 559,284
18,265	iShares MSCI Saudi Arabia ETF	804,939

TOTAL EXCHANGE TRADED FUNDS (Cost $1,491,800)		$ 1,364,223

Shares	Dividend Rate	Value

Investment Companies(c) – 6.9%
Goldman Sachs Financial Square Government Fund - Class R6
13,299,482	2.062%	$ 13,299,482
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,493,068	2.062	14,493,068

TOTAL INVESTMENT COMPANIES – 6.9% (Cost $27,792,550)		$ 27,792,550

TOTAL INVESTMENTS – 96.8% (Cost $372,588,244)		$391,154,839

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		13,124,443

NET ASSETS – 100.0%		$404,279,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	4,980,000	USD	3,450,154	08/02/22	$29,483
	CHF	4,770,000	USD	4,945,937	08/02/22	66,102
	DKK	8,440,000	USD	1,147,493	08/02/22	11,434
	EUR	14,950,000	USD	15,131,792	08/02/22	149,931
	GBP	5,670,000	USD	6,785,924	08/02/22	119,340
	ILS	680,000	USD	197,357	08/02/22	2,713
	JPY	1,295,000,000	USD	9,480,829	08/02/22	231,832
	NOK	3,150,000	USD	318,507	08/02/22	7,428
	NZD	150,000	USD	93,452	08/02/22	885
	SEK	17,700,000	USD	1,715,122	08/02/22	26,799
	SGD	760,000	USD	546,922	08/02/22	3,246
	USD	1,199,428	DKK	8,440,000	08/02/22	40,501
	USD	15,808,688	EUR	14,950,000	08/02/22	526,965
	USD	6,939,976	GBP	5,670,000	08/02/22	34,712
	USD	1,385,335	HKD	10,860,000	08/02/22	1,781
	USD	1,385,173	HKD	10,860,000	09/02/22	140
	USD	1,753,861	SEK	17,700,000	08/02/22	11,940
JPMorgan Securities, Inc.	AUD	1,780,000	USD	1,233,188	08/02/22	10,538
	CHF	1,690,000	USD	1,752,334	08/02/22	23,420
	DKK	3,080,000	USD	418,754	08/02/22	4,173
	EUR	5,190,000	USD	5,253,110	08/02/22	52,049
	GBP	1,925,000	USD	2,303,863	08/02/22	40,517
	ILS	200,000	USD	58,046	08/02/22	798
	JPY	476,000,000	USD	3,484,845	08/02/22	85,214
	NOK	1,050,000	USD	106,169	08/02/22	2,476
	NZD	60,000	USD	37,381	08/02/22	354
	SEK	6,150,000	USD	595,932	08/02/22	9,312
	SGD	260,000	USD	187,105	08/02/22	1,111
	USD	437,706	DKK	3,080,000	08/02/22	14,780
	USD	5,488,100	EUR	5,190,000	08/02/22	182,940
	USD	2,356,165	GBP	1,925,000	08/02/22	11,785
	USD	566,380	HKD	4,440,000	08/02/22	728
	USD	566,314	HKD	4,440,000	09/02/22	57
	USD	609,392	SEK	6,150,000	08/02/22	4,149

TOTAL						$1,709,633

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	HKD	10,860,000	USD	1,383,740	08/02/22	$(186)
	USD	3,454,820	AUD	4,980,000	08/02/22	(24,816)
	USD	3,451,359	AUD	4,980,000	09/02/22	(30,218)
	USD	4,993,013	CHF	4,770,000	08/02/22	(19,026)
	USD	4,957,595	CHF	4,770,000	09/02/22	(67,077)
	USD	1,150,085	DKK	8,440,000	09/02/22	(11,420)
	USD	15,165,026	EUR	14,950,000	09/02/22	(149,511)
	USD	6,790,857	GBP	5,670,000	09/02/22	(119,242)
	USD	198,540	ILS	680,000	08/02/22	(1,530)
	USD	197,746	ILS	680,000	09/02/22	(2,671)
	USD	9,527,347	JPY	1,295,000,000	08/02/22	(185,314)
	USD	9,502,643	JPY	1,295,000,000	09/02/22	(232,097)
	USD	321,019	NOK	3,150,000	08/02/22	(4,916)
	USD	318,735	NOK	3,150,000	09/02/22	(7,446)
	USD	93,971	NZD	150,000	08/02/22	(365)
	USD	93,428	NZD	150,000	09/02/22	(900)
	USD	1,717,652	SEK	17,700,000	09/02/22	(26,739)
	USD	547,801	SGD	760,000	08/02/22	(2,367)
	USD	546,933	SGD	760,000	09/02/22	(3,270)
Brown Brothers Harriman & Co.	ZAR	170,661	USD	10,293	08/02/22	(28)
JPMorgan Securities, Inc.	HKD	4,440,000	USD	565,728	08/02/22	(76)
	USD	1,234,855	AUD	1,780,000	08/02/22	(8,870)
	USD	1,233,618	AUD	1,780,000	09/02/22	(10,801)
	USD	1,769,013	CHF	1,690,000	08/02/22	(6,741)
	USD	1,756,465	CHF	1,690,000	09/02/22	(23,765)
	USD	419,699	DKK	3,080,000	09/02/22	(4,167)
	USD	5,264,648	EUR	5,190,000	09/02/22	(51,904)
	USD	2,305,538	GBP	1,925,000	09/02/22	(40,483)
	USD	58,394	ILS	200,000	08/02/22	(450)
	USD	58,161	ILS	200,000	09/02/22	(786)
	USD	3,501,944	JPY	476,000,000	08/02/22	(68,115)
	USD	3,492,864	JPY	476,000,000	09/02/22	(85,311)
	USD	107,006	NOK	1,050,000	08/02/22	(1,639)
	USD	106,245	NOK	1,050,000	09/02/22	(2,482)
	USD	37,588	NZD	60,000	08/02/22	(146)
	USD	37,371	NZD	60,000	09/02/22	(360)
	USD	596,811	SEK	6,150,000	09/02/22	(9,291)
	USD	187,406	SGD	260,000	08/02/22	(810)
	USD	187,109	SGD	260,000	09/02/22	(1,119)
State Street Bank and Trust	CAD	25,756	USD	20,136	08/03/22	(22)
	USD	45,418	CHF	43,292	08/03/22	(77)

TOTAL						$(1,206,554)

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	101	09/16/22	$20,874,175	$884,053
S&P Toronto Stock Exchange 60 Index	57	09/15/22	10,567,178	(263,269)

TOTAL FUTURES CONTRACTS				$620,784

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 31.9%
Sovereign – 31.9%
888 Acquisitions Ltd.
EUR	250,000	7.558%		07/15/27	$ 226,129
Abu Dhabi Government International Bond
	$1,153,000	1.625		06/02/28	1,050,527
	1,032,000	1.700		03/02/31	906,096
	1,357,000	2.500		04/16/25	1,333,083
	454,000	3.000	(a)	09/15/51	366,406
Agricultural Development Bank of China
CNY	32,150,000	2.250		04/22/25	4,730,261
Bahrain Government International Bonds
	$766,000	4.250		01/25/28	691,937
Bonos de la Tesoreria de la Republica
CLP	1,203,021,360	1.500		03/01/26	1,328,643
Bonos de la Tesoreria de la Republica en Pesos
	66,834,520	2.000		03/01/35	74,076
	240,000,000	2.500		03/01/25	236,110
	1,220,000,000	4.700	(a)	09/01/30	1,195,485
	855,000,000	5.000	(a)	10/01/28	862,929
	550,000,000	5.000		03/01/35	528,801
	940,000,000	5.800	(a)	06/01/24	1,018,024
Brazil Letras do Tesouro Nacional Series LTN(b)
BRL	28,954,000	0.000		01/01/23	5,297,790
Brazil Notas do Tesouro Nacional
	56,675,000	10.000		01/01/25	10,354,494
	17,872,000	10.000		01/01/27	3,149,026
	26,140,000	10.000		01/01/29	4,450,701
	20,754,000	10.000		01/01/31	3,436,814
China Development Bank
CNY	12,560,000	4.880		02/09/28	2,049,154
China Government Bond
	$1,618,000	0.400		10/21/23	1,569,298
	1,242,000	0.550		10/21/25	1,148,092
	1,210,000	1.875		12/03/22	1,206,818
CNY	20,080,000	2.850		06/04/27	3,014,180
	$1,387,000	3.250		10/19/23	1,392,174

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
China Government Bond – (continued)
CNY	55,820,000	3.270%		11/19/30	$ 8,561,063
	19,980,000	3.280		12/03/27	3,064,334
Czech Republic Government Bond
CZK	34,680,000	0.950		05/15/30	1,121,429
	44,000,000	1.000		06/26/26	1,565,745
	21,020,000	1.250		02/14/25	778,782
	36,070,000	1.750		06/23/32	1,211,801
	20,360,000	2.400		09/17/25	773,342
Dominican Republic International Bond
	$1,987,000	4.500		01/30/30	1,706,709
	2,473,000	5.300		01/21/41	1,924,767
	711,000	5.500	(c)	02/22/29	658,030
	1,155,000	6.000	(c)	02/22/33	1,044,409
Ethiopia International Bond
	200,000	6.625		12/11/24	102,000
Export-Import Bank of India
	1,032,000	2.250		01/13/31	837,891
	380,000	3.250		01/15/30	341,643
Georgia Government International Bond
	329,000	2.750		04/22/26	279,403
Hazine Mustesarligi Varlik Kiralama AS(a)
	2,279,000	7.250		02/24/27	2,187,555
Honduras Government International Bond(c)
	409,000	5.625		06/24/30	302,225
Hungary Government Bond
HUF	188,730,000	1.000		11/26/25	356,925
	$1,173,000	2.125		09/22/31	966,845
HUF	310,030,000	2.750		12/22/26	588,553
	278,570,000	3.000		10/27/27	522,487
	94,750,000	3.000		10/27/38	134,399
	$2,651,000	3.125		09/21/51	1,809,805
HUF	699,500,000	3.250		10/22/31	1,216,661
Indonesia Government International Bond(c)
	$252,000	3.550		03/31/32	246,043
Indonesia Treasury Bond
IDR	36,031,000,000	6.125		05/15/28	2,344,171

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Treasury Bond – (continued)
IDR	13,878,000,000	6.375%		04/15/32	$ 885,591
	35,344,000,000	6.500		06/15/25	2,404,321
	41,177,000,000	6.500		02/15/31	2,681,745
	2,559,000,000	6.625		05/15/33	163,469
	54,005,000,000	7.000		09/15/30	3,610,043
	46,252,000,000	7.500		08/15/32	3,160,384
	58,825,000,000	7.500		06/15/35	4,009,579
	2,287,000,000	8.125		05/15/24	160,973
	19,821,000,000	8.375		03/15/24	1,395,120
	34,771,000,000	8.375		09/15/26	2,503,653
	25,445,000,000	8.375		03/15/34	1,839,863
	58,128,000,000	9.000		03/15/29	4,334,372
Jordan Government International Bond
	$458,000	5.850		07/07/30	388,241
	1,140,000	7.750	(a)	01/15/28	1,122,757
Jordan Government International Bonds
	991,000	7.375		10/10/47	787,102
Kapla Holding SAS(a)(c)
EUR	450,000	3.375		12/15/26	392,139
Kingdom of Bahrain
	$4,022,000	5.450		09/16/32	3,379,234
Kuwait International Government Bond
	624,000	3.500		03/20/27	630,747
Malaysia Government Bond
MYR	13,341,000	2.632		04/15/31	2,709,897
	2,807,000	3.480		03/15/23	633,510
	17,855,000	3.582		07/15/32	3,904,029
	11,052,000	3.733		06/15/28	2,463,971
	5,250,000	3.757		05/22/40	1,074,714
	20,020,000	3.885		08/15/29	4,483,346
	9,757,000	3.899		11/16/27	2,207,027
	7,350,000	3.900		11/30/26	1,662,416
	10,329,000	3.955		09/15/25	2,344,884
	6,474,000	4.181		07/15/24	1,475,659

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Malaysia Government Investment Issue
MYR	6,994,000	3.465%		10/15/30	$ 1,508,240
Mongolia Government International Bond
	$943,000	3.500		07/07/27	754,504
Morocco Government International Bond
	682,000	4.000		12/15/50	458,645
Nigeria Government International Bond
	1,830,000	8.375		03/24/29	1,415,962
	200,000	8.375	(a)	03/24/29	154,750
Oman Government International Bond
	720,000	7.000		01/25/51	651,600
Perusahaan Penerbit SBSN Indonesia III(a)
	587,000	4.400		06/06/27	598,740
Republic of Angola
	1,393,000	8.000		11/26/29	1,121,365
	603,000	8.750	(a)	04/14/32	486,922
Republic of Angolan
	535,000	8.750		04/14/32	432,012
Republic of Argentina(c)(d)
	6,789,000	1.500		07/09/35	1,507,158
	2,828,756	3.500		07/09/41	735,477
Republic of Armenia International Bond
	231,000	3.600		02/02/31	160,300
Republic of Azerbaijan
	835,000	5.125		09/01/29	771,331
	882,000	5.125		09/01/29	814,747
Republic of Belarus
	1,204,000	5.875		02/24/26	144,480
Republic of Brazil
	6,444,000	3.750		09/12/31	5,664,276
Republic of Chile(c)
	5,042,000	2.550		07/27/33	4,290,742
	1,329,000	2.750		01/31/27	1,265,872
	453,000	3.100		05/07/41	357,870
Republic of Colombia
	1,154,000	3.250	(c)	04/22/32	897,235
	486,000	3.875	(c)	04/25/27	444,325
	4,091,000	4.125	(c)	02/22/42	2,781,880

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia – (continued)
	$340,000	4.500	%(c)	03/15/29	$ 307,764
COP	8,265,800,000	5.750		11/03/27	1,484,807
	8,545,200,000	6.000		04/28/28	1,518,400
	2,073,300,000	6.250		11/26/25	419,141
	20,554,700,000	7.000		06/30/32	3,370,573
	12,205,100,000	7.500		08/26/26	2,493,825
	6,383,100,000	7.750		09/18/30	1,154,662
Republic of Costa Rica
	$1,492,000	6.125		02/19/31	1,432,600
	274,000	7.000		04/04/44	239,544
Republic of Ecuador(d)
	981,082	1.500		07/31/40	405,187
	4,008,907	2.500		07/31/35	1,816,035
	449,575	5.500		07/31/30	265,334
Republic of Egypt
	1,489,000	7.300	(a)	09/30/33	930,625
	2,745,000	7.625		05/29/32	1,729,350
	1,391,000	7.903		02/21/48	782,437
Republic of El Salvador
	1,603,000	5.875		01/30/25	728,664
	837,000	9.500	(c)	07/15/52	286,045
Republic of Gabon(a)(c)
	635,000	7.000		11/24/31	450,850
Republic of Ghana
	959,000	7.625		05/16/29	449,531
	2,721,000	8.625		04/07/34	1,195,199
Republic of Guatemala(c)
	673,000	4.650		10/07/41	547,654
	902,000	4.900		06/01/30	879,619
	390,000	5.375		04/24/32	385,442
Republic of Indonesia
	2,380,000	2.150	(c)	07/28/31	2,067,887
	2,289,000	2.850		02/14/30	2,119,185
	923,000	3.050		03/12/51	755,808

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia – (continued)
	$842,000	3.500%		01/11/28	$ 828,212
	1,079,000	4.625		04/15/43	1,031,912
Republic of Kazakhstan
	1,034,000	4.875		10/14/44	870,111
Republic of Kenya
	443,000	6.300		01/23/34	273,552
	1,704,000	7.000		05/22/27	1,258,830
	286,000	8.250		02/28/48	179,465
Republic of Lebanon(e)
	4,703,000	6.100		10/04/22	302,168
	464,000	7.000		03/20/28	26,332
Republic of Morocco
	681,000	3.000		12/15/32	539,692
Republic of Mozambique(d)
	269,000	5.000		09/15/31	181,121
Republic of Nigeria
	2,169,000	7.375		09/28/33	1,439,403
Republic of Oman
	1,328,000	6.250		01/25/31	1,321,360
	2,573,000	6.750		10/28/27	2,675,920
Republic of Pakistan
	2,070,000	7.375		04/08/31	1,022,290
	862,000	8.875		04/08/51	396,615
Republic of Panama(c)
	2,197,000	2.252		09/29/32	1,754,579
	278,000	3.298		01/19/33	241,582
	914,000	3.750		03/16/25	908,173
	1,171,000	3.870		07/23/60	847,731
	1,293,000	4.500		01/19/63	1,022,116
Republic of Paraguay
	1,098,000	2.739		01/29/33	904,340
Republic of Peru
	3,296,000	2.783	(c)	01/23/31	2,904,188
	2,073,000	3.230	(c)(f)	07/28/21	1,422,985
PEN	4,656,000	5.350		08/12/40	858,755
	1,730,000	5.940		02/12/29	392,653

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru – (continued)
	$5,128,000	6.150%		08/12/32	$ 1,124,704
	4,561,000	6.350		08/12/28	1,072,217
	3,900,000	6.900		08/12/37	871,120
	4,216,000	6.950		08/12/31	991,405
Republic of Philippines
	2,253,000	1.648		06/10/31	1,906,849
	4,274,000	1.950		01/06/32	3,644,055
	820,000	3.200		07/06/46	661,215
Republic of Poland
PLN	20,925,000	0.750		04/25/25	3,907,805
	6,075,000	1.250		10/25/30	952,241
	14,901,000	2.500		04/25/24	3,002,118
	11,035,000	2.500		07/25/26	2,087,356
	22,663,000	2.500		07/25/27	4,172,016
	7,686,000	2.750		10/25/29	1,383,579
	5,973,000	4.000		10/25/23	1,249,351
Republic of Qatar
	$2,512,000	3.750		04/16/30	2,571,032
	1,994,000	4.400		04/16/50	2,033,880
Republic of Romania
	364,000	3.000	(a)	02/27/27	331,194
RON	8,775,000	3.250		04/29/24	1,677,642
	8,035,000	3.250		06/24/26	1,398,079
	$984,000	3.625	(a)	03/27/32	810,447
RON	750,000	3.650		07/28/25	137,255
	1,468,000	4.000		02/14/51	1,024,205
	4,955,000	4.150		01/26/28	852,342
	6,510,000	4.250		06/28/23	1,305,901
	3,295,000	4.750		02/24/25	629,672
	3,840,000	5.850		04/26/23	782,976

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Senegal
	$1,018,000	6.750%		03/13/48	$ 720,108
Republic of Serbia
	400,000	2.125		12/01/30	294,450
Republic of South Africa
	2,152,000	5.750		09/30/49	1,643,590
	1,878,000	5.875		04/20/32	1,739,497
ZAR	104,905,181	6.250		03/31/36	4,190,393
	66,335,925	7.000		02/28/31	3,181,306
	137,326,931	8.000		01/31/30	7,269,722
	43,024,980	8.250		03/31/32	2,199,659
	51,214,588	8.500		01/31/37	2,485,351
	74,932,260	8.875		02/28/35	3,846,058
	26,000,000	10.500		12/21/26	1,651,611
Republic of Sri Lanka
	$539,000	5.750	(e)	04/18/23	160,117
	565,000	6.350		06/28/24	168,900
	2,236,000	6.750	(e)	04/18/28	658,642
Republic of Turkey
	2,070,000	5.950		01/15/31	1,527,013
	2,334,000	4.875		04/16/43	1,389,168
	782,000	5.750		05/11/47	486,697
Republic of Uruguay
	3,774,227	4.375	(c)	01/23/31	3,960,108
	1,021,868	4.975		04/20/55	1,066,766
Republic of Uzbekistan
	200,000	3.700		11/25/30	148,250
	420,000	3.900		10/19/31	308,700
Republic of Venezuela(e)
	85,000	6.000		12/09/20	7,013
	190,000	7.000		03/31/38	15,675
	199,000	7.650		04/21/25	16,418
	110,000	7.750		10/13/19	9,075
	175,000	8.250		10/13/24	14,438
	203,000	9.000		05/07/23	17,255

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela(e) – (continued)
	$165,000	9.250%		09/15/27	$ 14,025
	145,000	9.250		05/07/28	12,325
	152,000	9.375		01/13/34	12,920
	205,000	11.750		10/21/26	17,425
	205,000	11.950		08/05/31	17,425
	140,000	12.750		08/23/22	12,075
Republic of Zambia(e)
	884,000	5.375		09/20/22	475,150
Romania Government Bond
RON	6,475,000	6.700		02/25/32	1,218,076
Romanian Government International Bond
	$100,000	3.000		02/27/27	90,988
	634,000	5.250	(a)	11/25/27	626,075
Russian Federation Bond(e)
	3,800,000	4.375		03/21/29	1,444,000
	200,000	5.250		06/23/47	80,000
Saudi Government International Bond
	974,000	3.250		10/22/30	955,737
	1,500,000	3.250	(a)	11/17/51	1,198,125
	418,000	3.450		02/02/61	337,535
State of Israel
	200,000	3.800		05/13/60	175,913
	918,000	4.500	(g)	04/03/20	860,625
Thailand Government Bond
THB	52,800,000	0.750		06/17/24	1,408,480
	169,997,000	1.000		06/17/27	4,358,624
	39,964,000	1.585		12/17/35	912,542
	72,630,000	1.600		12/17/29	1,853,152
	144,922,000	2.000		12/17/31	3,756,794
	29,425,000	2.125		12/17/26	796,096
	147,464,000	2.875		12/17/28	4,111,025
	56,162,000	3.300		06/17/38	1,535,023

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Tunisian Republic
	$400,000	5.750%	01/30/25	$ 215,200
Turkiye Ihracat Kredi Bankasi AS
	629,000	5.750	07/06/26	507,249
Ukraine Government Bond
	5,339,000	6.876	05/21/29	1,033,096
	250,000	7.253	03/15/33	47,125
	245,000	7.375	09/25/32	46,183
	390,000	7.750	09/01/22	125,970
	494,000	9.750	11/01/28	97,565
United Mexican States
	1,155,000	2.659 (c)	05/24/31	989,257
MXN	87,499,300	5.750	03/05/26	3,899,225
	97,604,000	7.500	06/03/27	4,571,715
	123,836,000	7.750	05/29/31	5,751,991
	106,675,400	8.500	05/31/29	5,198,565
	80,842,700	8.500	11/18/38	3,873,980
	86,043,300	10.000	12/05/24	4,297,311
	20,609,500	10.000	11/20/36	1,125,988
Uzbekneftegaz JSC(a)(c)
	$222,000	4.750	11/16/28	157,065

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $410,765,584)				$ 360,285,813

Corporate Obligations – 35.5%
Advertising(c) – 0.3%
CMG Media Corp.(a)
	$2,789,000	8.875%	12/15/27	$ 2,231,061
Summer BC Holdco B S.a.r.l.
EUR	988,000	5.750	10/31/26	936,848

				3,167,909

Aerospace & Defense(c) – 0.4%
Bombardier, Inc.(a)
	$1,295,000	7.875	04/15/27	1,196,735
	1,182,000	6.000	02/15/28	1,019,014
Raytheon Technologies Corp.
	650,000	2.820	09/01/51	488,755

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
Raytheon Technologies Corp. – (continued)
	$390,000	3.030%	03/15/52	$ 306,092
TransDigm, Inc.(a)
	10,000	8.000	12/15/25	10,351
	987,000	6.250	03/15/26	991,076
Triumph Group, Inc.
	615,000	7.750	08/15/25	527,707

				4,539,730

Agriculture(a)(c) – 0.3%
Darling Ingredients, Inc.
	1,000,000	6.000	06/15/30	1,038,780
Vector Group Ltd.
	890,000	10.500	11/01/26	867,803
	2,210,000	5.750	02/01/29	2,006,592

				3,913,175

Airlines – 0.5%
Air Canada
	265,000	4.000	07/01/25	300,718
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
	1,160,000	5.500	04/20/26	1,144,085
Avianca Midco 2 Ltd.(a)(c)
	2,723,873	9.000	12/01/28	2,179,098
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(c)
	1,941,928	5.750	01/20/26	1,891,108
United Airlines, Inc.(a)(c)
	180,000	4.375	04/15/26	173,295
	180,000	4.625	04/15/29	165,904

				5,854,208

Apparel(a)(c) – 0.2%
CT Investment GmbH
EUR	1,145,000	5.500	04/15/26	994,885
Hanesbrands, Inc.
	$400,000	4.875	05/15/26	391,880
Wolverine World Wide, Inc.
	320,000	4.000	08/15/29	278,874

				1,665,639

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 0.8%
Clarios Global LP/Clarios U.S. Finance Co.(a)(c)
	$156,000	6.250%		05/15/26	$ 157,415
	394,000	8.500		05/15/27	397,424
Dana, Inc.(c)
	266,000	5.625		06/15/28	248,760
Dealer Tire LLC/DT Issuer LLC(a)(c)
	748,000	8.000		02/01/28	672,886
Ford Motor Credit Co. LLC
	2,300,000	2.300	(c)	02/10/25	2,154,847
	962,000	4.389		01/08/26	940,721
EUR	450,000	2.386		02/17/26	430,814
	$51,000	4.125	(c)	08/17/27	48,325
	100,000	3.815	(c)	11/02/27	91,740
Grupo Antolin-Irausa SA(a)(c)
EUR	450,000	3.375		04/30/26	355,111
IHO Verwaltungs GmbH(a)(c)(h)
(PIK 6.750%, Cash 6.000%)
	$335,000	6.000		05/15/27	298,515
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	458,784
Jaguar Land Rover Automotive PLC(a)(c)
EUR	1,100,000	4.500		07/15/28	843,629
Nissan Motor Acceptance Co. LLC(a)(c)
	$1,090,000	1.850		09/16/26	938,054
Tenneco, Inc.(a)(c)
	640,000	5.125		04/15/29	632,166

					8,669,191

Banks – 2.0%
Banca Monte dei Paschi di Siena SpA(c)(i) (5 Year EUR Swap + 5.005%)
EUR	1,964,000	5.375		01/18/28	1,037,396
Banco de Sabadell SA(c)(i) (-1X 5 year EUR Swap + 6.198%)
	1,000,000	5.750		12/31/99	883,879
Banco Nacional de Comercio Exterior SNC(a)(c)(i) (5 year CMT + 2.000%)
	$1,019,000	2.720		08/11/31	882,454
Banco Santander SA(c)(i) (-1x 5 Year EUR Swap + 4.534%)
EUR	1,200,000	4.375		12/31/99	1,097,681
Barclays PLC(c)(i)
(5 year CMT + 5.867%)
	$365,000	6.125		12/31/99	352,105
(5 Year USD Swap + 4.842%)
	345,000	7.750		12/31/99	347,960

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CaixaBank SA(c)(i) (-1X 5 year EUR Swap + 3.857%)
EUR	1,200,000	3.625%		12/31/99	$ 911,137
Commerzbank AG(c)(i)
(-1x 5 Year EUR Swap + 6.363%)
	600,000	6.125		03/31/99	588,878
(5 year USD Swap + 5.228%)
	$1,000,000	7.000		12/31/99	947,860
Cooperatieve Rabobank UA(c)(i) (5 year EUR Swap + 3.717%)
EUR	1,000,000	4.875		12/31/99	922,318
Credit Suisse Group AG(a)(c)(i) (5 year CMT + 6.383%)
	$750,000	9.750		12/31/99	792,202
Deutsche Bank AG(c)(i) (-1X 5 year EUR Swap + 4.747%)
EUR	1,600,000	4.625		12/31/99	1,329,351
Development Bank of Kazakhstan JSC
	$703,000	2.950		05/06/31	521,978
Freedom Mortgage Corp.(a)(c)
	1,355,000	8.125		11/15/24	1,208,104
	1,225,000	8.250		04/15/25	1,096,412
	280,000	7.625		05/01/26	231,566
	1,212,750	6.625		01/15/27	932,229
Ibercaja Banco SA(c)(i) (-1X 5 year EUR Swap + 2.882%)
EUR	700,000	2.750		07/23/30	601,294
Intesa Sanpaolo SpA
	$825,000	5.710	(a)	01/15/26	801,100
(5 Year EUR Swap + 7.192%)
EUR	1,219,000	7.750	(c)(i)	12/29/49	1,256,095
Lloyds Banking Group PLC(c)(i) (5 Year USD Swap + 4.496%)
	$1,290,000	7.500		12/31/99	1,304,680
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	86,189
	1,015,000	3.500		01/23/43	919,690
UniCredit SpA(c)(i)
(5 Year USD ICE Swap + 3.703%)
	$2,575,000	5.861	(a)	06/19/32	2,301,277
(-1X 5 year EUR Swap + 4.606%)
EUR	1,137,000	4.450		12/31/99	931,237

					22,285,072

Beverages – 0.0%
The Coca-Cola Co.
	$254,000	2.750		06/01/60	197,117

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(c) – 0.1%
Cidron Aida Finco Sarl
EUR	1,123,000	5.000%	04/01/28	$ 1,015,666

Building Materials – 0.7%
CEMEX Materials LLC(a)
	$1,098,000	7.700	07/21/25	1,093,883
Cemex SAB de CV(a)(c)
	3,075,000	5.200	09/17/30	2,745,014
CP Atlas Buyer, Inc.(a)(c)
	521,000	7.000	12/01/28	410,090
Griffon Corp.(c)
	1,125,000	5.750	03/01/28	1,069,245
PCF GmbH(a)(c)
EUR	400,000	4.750	04/15/26	337,133
SRM Escrow Issuer LLC(a)(c)
	$1,724,000	6.000	11/01/28	1,602,630
Summit Materials LLC/Summit Materials Finance Corp.(a)(c)
	398,000	5.250	01/15/29	376,142

				7,634,137

Chemicals(c) – 1.4%
ASP Unifrax Holdings, Inc.(a)
	1,377,000	5.250	09/30/28	1,155,317
Cerdia Finanz GmbH(a)
	1,200,000	10.500	02/15/27	958,116
Cornerstone Chemical Co.(a)
	5,195,000	6.750	08/15/24	4,573,003
GPD Cos., Inc.(a)
	1,037,000	10.125	04/01/26	956,135
INEOS Quattro Finance 1 PLC(a)
EUR	450,000	3.750	07/15/26	395,289
Innophos Holdings, Inc.(a)
	$965,000	9.375	02/15/28	887,018
Iris Holdings, Inc.(a)(h) (PIK 9.500%, Cash 8.750%)
	615,000	8.750	02/15/26	490,653
NOVA Chemicals Corp.(a)
	1,815,000	4.250	05/15/29	1,575,438
OCI NV(a)
	385,000	4.625	10/15/25	373,723
Rain CII Carbon LLC/CII Carbon Corp.(a)
	1,855,000	7.250	04/01/25	1,752,029

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – (continued)
Rayonier AM Products, Inc.(a)
	$1,176,000	7.625%		01/15/26	$ 1,052,461
SCIH Salt Holdings, Inc.(a)
	350,000	4.875		05/01/28	305,676
The Chemours Co.
EUR	340,000	4.000		05/15/26	323,468
	$95,000	4.625	(a)	11/15/29	83,356
Tronox, Inc.(a)
	399,000	4.625		03/15/29	346,025
Venator Finance S.a.r.l./Venator Materials LLC(a)
	415,000	5.750		07/15/25	312,258
Vibrantz Technologies, Inc.(a)
	789,000	9.000		02/15/30	575,702

					16,115,667

Commercial Services(c) – 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
	125,000	6.625		07/15/26	121,237
Avis Budget Finance Plc
EUR	1,047,000	4.750		01/30/26	990,397
BCP V Modular Services Finance II PLC(a)
GBP	375,000	6.125		11/30/28	365,491
Castor SpA(a)
EUR	350,000	6.000		02/15/29	320,658
CPI CG, Inc.(a)
	$538,000	8.625		03/15/26	516,900
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,781,000	7.125		07/31/26	1,660,782
Korn Ferry(a)
	400,000	4.625		12/15/27	376,928
Loxam SAS(a)
EUR	450,000	4.500		04/15/27	376,906
Metis Merger Sub LLC(a)
	$753,000	6.500		05/15/29	640,374
Movida Europe SA(a)
	1,299,000	5.250		02/08/31	1,086,289
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)
	348,000	4.000		06/15/29	266,439

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(c) – (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	$565,000	6.250%	01/15/28	$ 517,455
StoneMor, Inc.(a)
	975,000	8.500	05/15/29	851,165
Team Health Holdings, Inc.(a)
	1,004,000	6.375	02/01/25	680,391
The ADT Security Corp.(a)
	1,169,000	4.125	08/01/29	1,048,102
The House of Finance NV(a)
EUR	450,000	4.375	07/15/26	458,110
WW International, Inc.(a)
	$730,000	4.500	04/15/29	532,798

				10,810,422

Computers – 0.8%
Ahead DB Holdings LLC(a)(c)
	411,000	6.625	05/01/28	380,315
Apple, Inc.(c)
	265,000	2.37	02/08/41	213,563
	1,505,000	2.650	05/11/50	1,172,801
	285,000	2.650	02/08/51	222,263
	145,000	2.700	08/05/51	114,082
Banff Merger Sub, Inc.(c)
EUR	949,000	8.375	09/01/26	893,563
CA Magnum Holdings(a)(c)
	$1,570,000	5.375	10/31/26	1,381,600
Centurion Bidco SpA(a)(c)
EUR	450,000	5.875	09/30/26	418,589
Condor Merger Sub, Inc.(a)(c)
	$1,283,000	7.375	02/15/30	1,135,147
Libra Groupco SpA(a)(c)
EUR	450,000	5.000	05/15/27	390,309
McAfee LLC(i) (1M TSFR)
	$1,432,000	6.285	03/01/29	1,364,581
Science Applications International Corp.(a)(c)
	479,000	4.875	04/01/28	453,441
Seagate HDD Cayman(c)
	410,000	3.375	07/15/31	329,763

				8,470,017

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care(a)(c) – 0.1%
Coty, Inc.
$1,422,000	5.000%	04/15/26	$ 1,395,835

Distribution & Wholesale(a)(c) – 0.1%
American Builders & Contractors Supply Co., Inc.
255,000	3.875	11/15/29	218,033
G-III Apparel Group Ltd.
1,142,000	7.875	08/15/25	1,123,956
H&E Equipment Services, Inc.
350,000	3.875	12/15/28	305,231

			1,647,220

Diversified Financial Services – 1.3%
Aircastle Ltd.(a)(c)(i) (5 year CMT + 4.410%)
1,106,000	5.250	12/31/99	877,711
Coinbase Global, Inc.(a)(c)
945,000	3.375	10/01/28	611,850
Finance of America Funding LLC(a)(c)
1,960,000	7.875	11/15/25	1,548,772
Global Aircraft Leasing Co. Ltd.(a)(c)(h) (PIK 7.250%, Cash 6.500%)
2,408,306	6.500	09/15/24	1,854,010
Home Point Capital, Inc.(a)(c)
715,000	5.000	02/01/26	493,336
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(c)
1,587,000	5.000	08/15/28	1,329,351
LD Holdings Group LLC(a)(c)
80,000	6.500	11/01/25	52,380
1,420,000	6.125	04/01/28	862,792
LPL Holdings, Inc.(a)(c)
428,000	4.625	11/15/27	418,875
Midcap Financial Issuer Trust(a)(c)
1,161,000	6.500	05/01/28	1,065,728
995,000	5.625	01/15/30	804,895
Nationstar Mortgage Holdings, Inc.(a)(c)
784,000	5.500	08/15/28	688,086
Navient Corp.(c)
438,000	5.000	03/15/27	395,308
52,000	4.875	03/15/28	44,620

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp.(c) – (continued)
	$630,000	5.500%		03/15/29	$ 540,723
OneMain Finance Corp.
	365,000	7.125		03/15/26	355,620
	515,000	3.875	(c)	09/15/28	426,734
	400,000	5.375	(c)	11/15/29	340,176
PRA Group, Inc.(a)(c)
	699,000	7.375		09/01/25	694,659
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(c)
	560,000	3.625		03/01/29	478,363
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)(c)
	415,000	6.375		02/01/30	361,776
Voyager Aviation Holdings LLC(a)(c)
	1,020,000	8.500		05/09/26	922,202

					15,167,967

Electrical – 0.6%
Calpine Corp.(a)(c)
	308,000	4.500		02/15/28	298,544
Electricite de France SA(c)(i)
(-1X 5 year EUR Swap + 3.198%)
EUR	1,000,000	3.000		12/31/99	848,127
(-1X 5 year EUR Swap + 3.970%)
	1,000,000	3.375		12/31/99	816,720
Eskom Holdings SOC Ltd.
	$742,000	6.750		08/06/23	734,719
	667,000	4.314	(j)	07/23/27	594,284
Mercury Chile Holdco LLC(c)
	1,879,000	6.500		01/24/27	1,622,986
NPC Ukrenergo(j)
	463,000	6.875		11/09/26	83,340
NRG Energy, Inc.(a)(c)
	460,000	3.625		02/15/31	390,020
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(c)
	3,000	4.500		08/15/28	2,767
Vistra Corp.(a)(c)(i) (5 year CMT + 5.740%)
	1,523,000	7.000		12/31/99	1,392,753
Vistra Operations Co. LLC(a)(c)
	385,000	5.625		02/15/27	386,086
	140,000	5.000		07/31/27	137,963

					7,308,309

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment(a)(c) – 0.1%
Belden, Inc.
EUR	756,000	3.375%	07/15/31	$ 633,288

Electronics(a)(c) – 0.0%
II-VI, Inc.
	$204,000	5.000	12/15/29	195,899

Energy-Alternate Sources(a)(c) – 0.1%
Cullinan Holdco Scsp
EUR	450,000	4.625	10/15/26	382,862
TerraForm Power Operating LLC
	$435,000	5.000	01/31/28	418,105

				800,967

Engineering & Construction – 0.4%
Abertis Infraestructuras Finance BV(c)(i) (-1X 5 year EUR Swap + 3.694%)
EUR	900,000	3.248	12/31/99	822,037
Artera Services LLC(a)(c)
	$367,329	9.033	12/04/25	300,416
Bioceanico Sovereign Certificate Ltd.(b)
	1,436,944	0.000	06/05/34	896,114
Global Infrastructure Solutions, Inc.(a)(c)
	866,000	5.625	06/01/29	684,244
State Agency of Roads of Ukraine(j)
	901,000	6.250	06/24/28	152,213
Tutor Perini Corp.(a)(c)
	2,105,000	6.875	05/01/25	1,877,513

				4,732,537

Entertainment(c) – 1.0%
AMC Entertainment Holdings, Inc.
	25,000	5.750	06/15/25	18,429
	235,000	6.125	05/15/27	125,925
Banijay Group SAS
	919,000	6.500	03/01/26	835,945
Boyne USA, Inc.(a)
	128,000	4.750	05/15/29	119,910
Caesars Entertainment, Inc.(a)
	675,000	8.125	07/01/27	675,803

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Cirsa Finance International S.a.r.l.(a)
EUR	450,000	4.750%	05/22/25	$ 420,268
	1,160,000	4.500	03/15/27	998,849
Empire Resorts, Inc.(a)
	$1,515,000	7.750	11/01/26	1,359,819
Gamma Bidco SpA(a)
EUR	450,000	6.250	07/15/25	440,371
International Game Technology PLC(a)
	$510,000	6.250	01/15/27	517,079
Jacobs Entertainment, Inc.(a)
	770,000	6.750	02/15/29	643,943
Live Nation Entertainment, Inc.(a)
	650,000	5.625	03/15/26	640,100
	445,000	4.750	10/15/27	426,621
Merlin Entertainments Ltd.(a)
	250,000	5.750	06/15/26	234,015
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(a)
	820,000	4.875	11/01/26	747,282
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.(a)
	777,000	6.625	03/01/30	697,459
Scientific Games International, Inc.(a)
	999,000	7.000	05/15/28	1,014,455
Six Flags Entertainment Corp.(a)
	564,000	4.875	07/31/24	556,409
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	230,000	7.750	04/15/25	229,823

				10,702,505

Environmental(a)(c) – 0.1%
Clean Harbors, Inc.
	307,000	4.875	07/15/27	304,995
GFL Environmental, Inc.
	588,000	4.375	08/15/29	524,673

				829,668

Food & Drug Retailing – 0.3%
Casino Guichard Perrachon SA(c)
EUR	670,000	6.625	01/15/26	481,053
Iceland Bondco PLC(a)(c)
GBP	375,000	4.625	03/15/25	381,470
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(c)
	$373,000	5.500	01/15/30	362,750

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
New Albertsons LP
	$1,015,000	8.700%		05/01/30	$ 1,047,023
	350,000	8.000		05/01/31	354,645
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(c)
	485,000	4.625		03/01/29	440,608

					3,067,549

Forest Products & Paper(a)(c) – 0.5%
Domtar Corp.
	2,722,000	6.750		10/01/28	2,510,392
Resolute Forest Products, Inc.
	1,408,000	4.875		03/01/26	1,390,175
Sappi Papier Holding GmbH
EUR	400,000	3.125		04/15/26	379,180
Sylvamo Corp.
	$1,545,000	7.000		09/01/29	1,424,830

					5,704,577

Gaming(c) – 0.2%
Station Casinos LLC(a)
	435,000	4.500		02/15/28	394,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
	325,000	5.250		05/15/27	301,418
Wynn Macau Ltd.
	365,000	5.500	(a)	01/15/26	295,650
	135,000	5.500	(a)	10/01/27	103,950
	1,004,000	5.625		08/26/28	763,040
	35,000	5.625	(a)	08/26/28	26,600
	730,000	5.125	(a)	12/15/29	545,675

					2,430,508

Healthcare Providers & Services(c) – 1.1%
Acadia Healthcare Co., Inc.(a)
	461,000	5.000		04/15/29	445,580
Air Methods Corp.(a)
	297,000	8.000		05/15/25	185,328
Akumin, Inc.(a)
	3,076,000	7.000		11/01/25	2,544,621

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(c) – (continued)
Centene Corp.
	$805,000	2.500%		03/01/31	$ 691,326
	725,000	2.625		08/01/31	620,999
CHS/Community Health Systems, Inc.(a)
	567,000	6.875		04/15/29	315,212
	600,000	6.125		04/01/30	322,512
Envision Healthcare Corp.(a)
	835,000	8.750		10/15/26	278,999
HCA, Inc.
	495,000	5.875		02/01/29	517,433
	131,000	3.500		09/01/30	119,399
IQVIA, Inc.(a)
EUR	400,000	2.875		06/15/28	376,817
Legacy LifePoint Health LLC(a)
	$300,000	4.375		02/15/27	268,845
LifePoint Health, Inc.(a)
	150,000	5.375		01/15/29	115,977
Medline Borrower LP(a)
	975,000	3.875		04/01/29	880,279
	220,000	5.250		10/01/29	198,768
ModivCare Escrow Issuer, Inc.(a)
	675,000	5.000		10/01/29	617,800
Molina Healthcare, Inc.(a)
	348,000	4.375		06/15/28	335,830
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	750,000	9.750		12/01/26	705,120
Syneos Health, Inc.(a)
	482,000	3.625		01/15/29	431,525
Tenet Healthcare Corp.
	19,000	4.625		07/15/24	18,977
	1,295,000	6.125	(a)	10/01/28	1,261,900
	1,000,000	6.125	(a)	06/15/30	1,010,920

					12,264,167

Home Builders(a)(c) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	455,000	4.625		08/01/29	352,989
Mattamy Group Corp.
	605,000	4.625		03/01/30	487,642

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a)(c) – (continued)
Meritage Homes Corp.
	$300,000	3.875%		04/15/29	$ 268,587

					1,109,218

Household Products(a)(c) – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	761,000	7.000		12/31/27	580,970

Housewares(a)(c) – 0.1%
American Greetings Corp.
	990,000	8.750		04/15/25	951,014

Insurance(c) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(a)
	500,000	7.000		11/15/25	480,135
	135,000	10.125		08/01/26	136,810
	376,000	4.250		02/15/29	333,407
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
	541,000	6.750		10/15/27	513,349
AssuredPartners, Inc.(a)
	875,000	7.000		08/15/25	863,397
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.(a)(h) (PIK 8.375%, Cash 7.625%)
	1,851,875	7.625		10/15/25	1,777,893
HUB International Ltd.(a)
	750,000	7.000		05/01/26	740,183
MGIC Investment Corp.
	545,000	5.250		08/15/28	524,552
Sagicor Financial Co. Ltd.
	264,000	5.300	(a)	05/13/28	244,860
	200,000	5.300		05/13/28	187,550

					5,802,136

Internet – 0.6%
Cablevision Lightpath LLC(a)(c)
	880,000	5.625		09/15/28	708,682
HSE Finance S.a.r.l(a)(c)
EUR	150,000	5.625		10/15/26	110,766
Netflix, Inc.
	529,000	4.625		05/15/29	556,408
	607,000	3.875		11/15/29	602,157
	1,020,000	3.625	(c)	06/15/30	987,207

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Rakuten Group, Inc.(i)
(5 year CMT + 4.578%)
	$1,602,000	5.125%		12/31/99	$ 1,298,870
(5 year CMT + 4.956%)
	537,000	6.250		12/31/99	437,290
Uber Technologies, Inc.(a)(c)
	500,000	7.500		05/15/25	512,195
	500,000	8.000		11/01/26	509,745
United Group B.V.(a)(c)
(-1X 3M Euribor + 4.875%)
EUR	940,000	5.142	(i)	02/01/29	855,277
	870,000	5.250		02/01/30	699,583

					7,278,180

Iron/Steel(a)(c) – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
	$4,330,000	8.750		07/15/26	3,615,204
Mineral Resources Ltd.
	3,520,000	8.125		05/01/27	3,552,032
	274,000	8.000		11/01/27	276,847
	393,000	8.500		05/01/30	397,834
Tacora Resources, Inc.
	615,000	8.250		05/15/26	521,907

					8,363,824

Leisure Time(c) – 0.3%
Carnival Corp.(a)
	125,000	10.500		02/01/26	131,199
	1,260,000	9.875		08/01/27	1,302,311
Pinnacle Bidco PLC
EUR	948,000	5.500		02/15/25	910,827
Royal Caribbean Cruises Ltd.(a)
	$395,000	5.500		08/31/26	316,367
TUI Cruises GmbH(a)
EUR	350,000	6.500		05/15/26	279,020
VOC Escrow Ltd.(a)
	$765,000	5.000		02/15/28	680,674

					3,620,398

Machinery - Construction & Mining(a)(c) – 0.0%
BWX Technologies, Inc.
	445,000	4.125		06/30/28	422,243

Machinery-Diversified(a)(c) – 0.1%
Novafives SAS
EUR	300,000	5.000		06/15/25	218,460

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a)(c) – (continued)
OT Merger Corp.
	$984,000	7.875%	10/15/29	$ 688,810
Schenck Process Holding GmbH
EUR	328,000	5.375	06/15/23	325,826

				1,233,096

Media – 4.1%
Altice Financing SA(a)(c)
	$412,000	5.000	01/15/28	361,279
	2,785,000	5.750	08/15/29	2,436,457
Audacy Capital Corp.(a)(c)
	585,000	6.500	05/01/27	289,645
	760,000	6.750	03/31/29	366,928
Beasley Mezzanine Holdings LLC(a)(c)
	1,610,000	8.625	02/01/26	1,224,405
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	1,273,000	5.125	05/01/27	1,249,119
	435,000	5.375	06/01/29	415,595
	1,065,000	4.500	08/15/30	947,637
	450,000	4.250	02/01/31	390,258
Cengage Learning, Inc.(a)(c)
	1,100,000	9.500	06/15/24	1,045,000
Charter Communications Operating LLC / Charter Communications Operating Capital(c)
	200,000	3.900	06/01/52	144,876
	100,000	4.400	12/01/61	74,341
	90,000	3.950	06/30/62	62,728
Comcast Corp.(c)
	725,000	2.937	11/01/56	528,061
	1,090,000	2.987	11/01/63	785,127
CSC Holdings LLC(a)(c)
	382,000	5.500	04/15/27	369,948
	1,480,000	7.500	04/01/28	1,357,338
	445,000	6.500	02/01/29	429,999
	1,145,000	5.750	01/15/30	924,049
	660,000	4.625	12/01/30	501,791

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
$1,620,000	5.375%		08/15/26	$ 352,982
1,274,000	6.625		08/15/27	119,170
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(c)
755,000	5.875		08/15/27	705,381
DISH DBS Corp.
180,000	5.875		11/15/24	166,527
923,000	7.750		07/01/26	762,241
1,875,000	5.250	(a)(c)	12/01/26	1,606,519
1,378,000	5.750	(a)(c)	12/01/28	1,117,517
658,000	5.125		06/01/29	430,911
Gray Television, Inc.(a)(c)
1,921,000	7.000		05/15/27	1,933,064
455,000	4.750		10/15/30	391,400
iHeartCommunications, Inc.(c)
137,309	8.375		05/01/27	122,804
LCPR Senior Secured Financing DAC(a)(c)
1,886,000	6.750		10/15/27	1,846,017
Liberty Interactive LLC
3,954,785	4.000	(c)	11/15/29	1,661,010
45,000	8.250		02/01/30	29,536
341,912	3.750	(c)	02/15/30	150,441
McGraw-Hill Education, Inc.(a)(c)
1,500,000	5.750		08/01/28	1,348,980
News Corp.(a)(c)
1,175,000	3.875		05/15/29	1,084,924
Nexstar Media, Inc.(a)(c)
543,000	5.625		07/15/27	543,141
Paramount Global(c)(i) (5 year CMT + 3.999%)
1,000,000	6.375		03/30/62	945,690
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
752,000	6.500		09/15/28	597,644
Salem Media Group, Inc.(a)(c)
947,000	6.750		06/01/24	919,641
Scripps Escrow II, Inc.(a)(c)
400,000	3.875		01/15/29	356,888

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sinclair Television Group, Inc.(a)(c)
	$1,601,000	5.500%	03/01/30	$ 1,284,098
	1,722,000	4.125	12/01/30	1,476,891
Sirius XM Radio, Inc.(a)(c)
	312,000	5.000	08/01/27	309,236
	360,000	5.500	07/01/29	353,578
	310,000	3.875	09/01/31	265,989
Spanish Broadcasting System, Inc.(a)(c)
	1,120,000	9.750	03/01/26	902,866
Summer BidCo B.V.(a)(c)(h) (PIK 9.750%, Cash 9.000%)
EUR	550,000	9.000	11/15/25	458,482
TEGNA, Inc.(c)
	$2,423,000	4.625	03/15/28	2,369,234
Telenet Finance Luxembourg Notes S.a.r.l.(a)(c)
	2,200,000	5.500	03/01/28	1,985,038
Univision Communications, Inc.(a)(c)
	1,127,000	6.625	06/01/27	1,133,807
Urban One, Inc.(a)(c)
	1,635,000	7.375	02/01/28	1,382,065
Virgin Media Vendor Financing Notes IV DAC(a)(c)
	450,000	5.000	07/15/28	411,422
VTR Finance NV(a)(c)
	900,000	6.375	07/15/28	552,262
VZ Secured Financing B.V.(a)(c)
	2,155,000	5.000	01/15/32	1,923,833

				45,905,810

Mining(c) – 0.9%
First Quantum Minerals Ltd.(a)
	235,000	6.500	03/01/24	233,545
	1,230,000	7.500	04/01/25	1,216,777
	500,000	6.875	03/01/26	484,750
FMG Resources August Pty. Ltd.(a)
	1,488,000	5.875	04/15/30	1,413,972
Freeport Indonesia PT(a)
	798,000	5.315	04/14/32	743,137
Freeport-McMoRan, Inc.
	220,000	4.625	08/01/30	211,004

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Freeport-McMoRan, Inc. – (continued)
$207,000	5.400%	11/14/34	$ 206,959
1,500,000	5.450	03/15/43	1,404,495
Hecla Mining Co.
965,000	7.250	02/15/28	956,711
Mountain Province Diamonds, Inc.(a)
3,210,000	8.000	12/15/22	3,031,556
New Gold, Inc.(a)
730,000	7.500	07/15/27	572,919
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(e)
1,260,000	7.125	11/01/22	13

			10,475,838

Miscellaneous Manufacturing(a)(c) – 0.1%
LSB Industries, Inc.
895,000	6.250	10/15/28	812,463

Oil Field Services – 4.6%
Antero Resources Corp.(a)(c)
217,000	7.625	02/01/29	228,653
Apache Corp.(c)
305,000	5.100	09/01/40	271,987
Archrock Partners LP/Archrock Partners Finance Corp.(a)(c)
339,000	6.250	04/01/28	306,422
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(c)
435,000	5.875	06/30/29	380,899
Chesapeake Energy Corp.(k)
195,000	7.000	10/01/24	3,778
935,000	7.500	10/01/26	16,363
Citgo Holding, Inc.(a)(c)
395,000	9.250	08/01/24	392,970
CITGO Petroleum Corp.(a)(c)
1,771,000	7.000	06/15/25	1,744,736
45,000	6.375	06/15/26	43,106
Colgate Energy Partners III LLC(a)(c)
464,000	7.750	02/15/26	455,082
1,445,000	5.875	07/01/29	1,320,744
Comstock Resources, Inc.(a)(c)
586,000	5.875	01/15/30	551,022
Earthstone Energy Holdings LLC(a)(c)
1,144,000	8.000	04/15/27	1,090,724

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Ecopetrol SA(c)
	$776,000	5.875%		11/02/51	$ 564,540
EQT Corp.(c)
	222,000	7.000		02/01/30	243,181
Guara Norte S.a.r.l.(a)
	1,507,202	5.198		06/15/34	1,235,246
KazMunayGas National Co. JSC(c)
	1,123,000	3.500		04/14/33	843,935
Kosmos Energy Ltd.(c)
	671,000	7.125		04/04/26	583,770
	1,142,000	7.750	(a)	05/01/27	952,143
Laredo Petroleum, Inc.(c)
	520,000	10.125		01/15/28	528,668
Matador Resources Co.(c)
	1,463,000	5.875		09/15/26	1,486,174
MEG Energy Corp.(a)(c)
	2,671,000	7.125		02/01/27	2,769,373
Moss Creek Resources Holdings, Inc.(a)(c)
	328,000	7.500		01/15/26	299,090
Northern Oil & Gas, Inc.(a)(c)
	760,000	8.125		03/01/28	739,123
NuVista Energy Ltd.(a)(c)
CAD	1,825,000	7.875		07/23/26	1,419,824
Occidental Petroleum Corp.
	$1,269,000	8.500	(c)	07/15/27	1,449,934
	462,000	7.500		05/01/31	536,964
	505,000	4.625	(c)	06/15/45	430,765
PBF Holding Co. LLC/PBF Finance Corp.(c)
	655,000	7.250		06/15/25	646,989
Penn Virginia Holdings LLC(a)(c)
	1,499,000	9.250		08/15/26	1,478,584
Petroleos de Venezuela SA(e)
	700,000	6.000		11/15/26	38,500
Petroleos del Peru SA
	1,192,000	5.625		06/19/47	838,870
Petroleos Mexicanos
	1,076,000	6.500		03/13/27	972,058

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos – (continued)
	$3,576,861	8.750	%(a)(c)	06/02/29	$ 3,356,213
	1,323,000	6.840	(c)	01/23/30	1,114,482
	1,994,000	5.950	(c)	01/28/31	1,540,365
	4,690,000	6.700	(c)	02/16/32	3,739,102
	817,000	6.375		01/23/45	544,326
	1,484,000	6.750		09/21/47	1,006,523
	1,504,000	7.690	(c)	01/23/50	1,090,400
Petronas Capital Ltd.(c)
	1,364,000	3.500		04/21/30	1,339,899
	1,287,000	2.480		01/28/32	1,140,913
	1,258,000	4.550		04/21/50	1,244,451
Qatar Energy(c)
	1,855,000	2.250		07/12/31	1,660,225
Rockcliff Energy II LLC(a)(c)
	300,000	5.500		10/15/29	289,305
SA Global Sukuk Ltd.(c)
	567,000	1.602		06/17/26	523,908
Saudi Arabian Oil Co.(c)
	1,193,000	1.625		11/24/25	1,118,437
Shelf Drilling Holdings Ltd.(a)(c)
	2,360,000	8.250		02/15/25	1,704,805
Strathcona Resources Ltd.(a)(c)
	1,670,000	6.875		08/01/26	1,532,843
Tengizchevroil Finance Co. International Ltd.(c)
	1,198,000	2.625		08/15/25	999,057
Transocean Pontus Ltd.(a)(c)
	976,620	6.125		08/01/25	913,472
Transocean, Inc.
	1,030,000	11.500	(a)(c)	01/30/27	975,977
	480,000	7.500		04/15/31	222,984
Wintershall Dea Finance 2 BV Series NC8(c)(i) (-1X 5 year EUR Swap + 3.319%)
EUR	1,100,000	3.000		12/31/99	872,770

					51,794,674

Packaging(c) – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	350,000	2.000		09/01/28	313,003

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	$82,000	5.250%	04/30/25	$ 80,399
	465,000	4.125	08/15/26	419,792
	670,000	5.250	08/15/27	509,937
Berry Global, Inc.
EUR	625,000	1.000	01/15/25	606,842
Canpack SA / Canpack US LLC(a)
	400,000	2.375	11/01/27	347,497
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)
	$1,637,000	6.000	09/15/28	1,366,584
Mauser Packaging Solutions Holding Co.(a)
EUR	150,000	4.750	04/15/24	147,108
	$511,000	7.250	04/15/25	470,023
OI European Group BV(a)
	50,000	4.750	02/15/30	41,863
Owens-Brockway Glass Container, Inc.(a)
	386,000	6.625	05/13/27	371,224

				4,674,272

Pharmaceuticals – 0.9%
AdaptHealth LLC(a)(c)
	880,000	4.625	08/01/29	784,661
Almirall SA(a)(c)
EUR	300,000	2.125	09/30/26	287,396
Bausch Health Cos., Inc.(a)(c)
	$195,000	7.000	01/15/28	107,792
	2,355,000	6.250	02/15/29	1,255,333
	1,500,000	5.250	01/30/30	777,015
Bormioli Pharma SpA(a)(c)(i) (3M Euribor + 3.500%)
EUR	450,000	3.500	11/15/24	415,103
Bristol-Myers Squibb Co.(c)
	$705,000	2.550	11/13/50	523,011
Cheplapharm Arzneimittel GmbH(a)(c)
	1,000,000	5.500	01/15/28	906,530
Diocle Spa Sr Secured 144a 06/26 Var(i) (3M EUR + 3.875%)
EUR	271,417	3.875	06/30/26	275,626

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Embecta Corp.(a)(c)
	$690,000	5.000%		02/15/30	$ 595,429
	220,000	6.750		02/15/30	201,934
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	1,183,000	9.500		07/31/27	308,574
	946,000	6.000		06/30/28	66,371
Gruenenthal GmbH(c)
EUR	620,000	4.125		05/15/28	573,440
Lannett Co., Inc.(a)(c)
	$2,355,000	7.750		04/15/26	712,270
Nidda BondCo GmbH(a)(c)
EUR	450,000	5.000		09/30/25	388,395
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)(c)
	$745,000	5.125		04/30/31	697,961
Owens & Minor, Inc.(a)(c)
	575,000	6.625		04/01/30	575,477
Par Pharmaceutical, Inc.(a)(c)
	344,000	7.500		04/01/27	278,107
Teva Pharmaceutical Finance Netherlands II BV(c)
EUR	810,000	4.375		05/09/30	730,727

					10,461,152

Pipelines – 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(c)
	$384,000	7.625		12/15/25	382,871
Cheniere Energy Partners LP(c)
	306,000	4.500		10/01/29	293,301
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(c)
	1,010,000	5.500		06/15/31	956,733
DCP Midstream Operating LP
	425,000	8.125		08/16/30	470,246
EIG Pearl Holdings S.a.r.l(a)
	672,000	3.545		08/31/36	593,040
	841,000	4.387		11/30/46	681,210
EnLink Midstream LLC(c)
	307,000	5.375		06/01/29	291,383
EQM Midstream Partners LP(c)
	1,504,000	7.500	(a)	06/01/27	1,538,156
	1,129,000	7.500	(a)	06/01/30	1,162,825
	379,000	6.500		07/15/48	318,481

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.
$1,685,348	2.160%	03/31/34	$ 1,472,573
2,619,638	2.940	09/30/40	2,203,771
Genesis Energy LP/Genesis Energy Finance Corp.(c)
330,000	8.000	01/15/27	323,255
1,650,000	7.750	02/01/28	1,515,244
Global Partners LP/GLP Finance Corp.(c)
1,402,000	7.000	08/01/27	1,292,966
Howard Midstream Energy Partners LLC(a)(c)
760,000	6.750	01/15/27	651,366
ITT Holdings LLC(a)(c)
2,226,000	6.500	08/01/29	1,915,540
KazTransGas JSC
843,000	4.375	09/26/27	745,159
New Fortress Energy, Inc.(a)(c)
476,000	6.500	09/30/26	450,386
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
595,000	7.500	02/01/26	543,199
NGL Energy Partners LP/NGL Energy Finance Corp.(c)
838,000	7.500	11/01/23	786,555
1,500,000	6.125	03/01/25	1,180,635
725,000	7.500	04/15/26	549,304
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)(c)
278,000	8.500	10/15/26	263,208
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
1,180,000	6.000	03/01/27	1,103,689
1,658,000	6.000	12/31/30	1,488,967
Venture Global Calcasieu Pass LLC(a)(c)
750,000	3.875	08/15/29	694,537
Western Midstream Operating LP(c)
363,000	5.500	02/01/50	325,092

			24,193,692

Real Estate(a) – 0.1%
WeWork Cos., Inc.
1,965,000	7.875	05/01/25	1,477,149

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – 0.8%
American Tower Corp.
$90,000	3.700%	10/15/49	$ 71,193
345,000	3.100	06/15/50	252,264
265,000	2.950	01/15/51	188,251
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(a)
571,000	4.500	04/01/27	501,766
Crown Castle International Corp.
795,000	2.900	04/01/41	604,399
135,000	3.250	01/15/51	101,922
Diversified Healthcare Trust
200,000	9.750	06/15/25	199,456
225,000	4.375	03/01/31	166,345
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(a)
721,000	3.750	12/15/27	631,430
HAT Holdings I LLC/HAT Holdings II LLC(a)
251,000	6.000	04/15/25	245,124
151,000	3.375	06/15/26	133,014
Iron Mountain, Inc.(a)
395,000	5.250	03/15/28	379,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
476,000	4.250	02/01/27	424,702
New Residential Investment Corp.(a)
970,000	6.250	10/15/25	886,056
Service Properties Trust
490,000	4.950	02/15/27	404,142
260,000	5.500	12/15/27	226,964
520,000	4.375	02/15/30	379,012
VICI Properties LP/VICI Note Co., Inc.(a)
614,000	5.625	05/01/24	614,381
949,000	3.500	02/15/25	901,171
1,254,000	4.625	06/15/25	1,223,026
448,000	3.750	02/15/27	410,346

			8,944,164

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 1.6%
Asbury Automotive Group, Inc.(c)
	$440,000	4.500%		03/01/28	$ 407,704
	695,000	4.625	(a)	11/15/29	614,832
Bath & Body Works, Inc.
	176,000	9.375	(a)	07/01/25	185,576
	100,000	5.250		02/01/28	94,206
	275,000	6.875		11/01/35	252,590
	575,000	6.750		07/01/36	518,104
BCPE Ulysses Intermediate, Inc.(a)(c)(h)(PIK 8.500%, Cash 7.750%)
	802,667	7.750		04/01/27	561,602
Carvana Co.(a)(c)
	255,000	5.500		04/15/27	167,869
	100,000	10.250		05/01/30	82,455
Constellation Automotive Financing PLC(c)
GBP	550,000	4.875		07/15/27	536,361
Doman Building Materials Group Ltd.(a)(c)
CAD	2,340,000	5.250		05/15/26	1,576,081
eG Global Finance PLC(a)(c)
EUR	300,000	3.625		02/07/24	283,855
Ferrellgas LP/Ferrellgas Finance Corp.(a)(c)
	$2,340,000	5.375		04/01/26	2,177,510
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
	395,000	4.750		06/01/27	395,984
LBM Acquisition LLC(a)(c)
	1,293,000	6.250		01/15/29	976,125
LCM Investments Holdings II LLC(a)(c)
	548,000	4.875		05/01/29	461,317
Lithia Motors, Inc.(a)(c)
	385,000	3.875		06/01/29	344,891
Mobilux Finance SAS(a)(c)
EUR	400,000	4.250		07/15/28	298,680
Neiman Marcus Group Ltd. LLC(k)(l)
	$605,000	8.000		10/15/21	179,490
Rite Aid Corp.
	896,000	8.000	(a)(c)	11/15/26	759,700
	47,000	7.700		02/15/27	32,642
Shiba Bidco SpA(a)(c)
EUR	450,000	4.500		10/31/28	394,475
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(c)
	$1,521,000	6.375		09/30/26	1,353,857

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
SRS Distribution, Inc.(a)(c)
	$331,000	4.625%		07/01/28	$ 309,081
Stonegate Pub Co. Financing 2019 PLC(c)
GBP	778,000	8.250		07/31/25	898,181
	300,000	8.250	(a)	07/31/25	346,342
The Gap, Inc.(a)(c)
	$1,590,000	3.625		10/01/29	1,165,057
The Michaels Cos., Inc.(a)(c)
	1,049,000	5.250		05/01/28	873,219
White Cap Parent LLC(a)(c)(h)
	810,000	8.250		03/15/26	680,400
Yum! Brands, Inc.
	615,000	6.875		11/15/37	657,607

					17,585,793

Semiconductors(c) – 0.1%
Intel Corp.
	445,000	3.100		02/15/60	330,764
	465,000	3.200		08/12/61	354,121
Synaptics, Inc.(a)
	460,000	4.000		06/15/29	401,778

Software(a)(c) – 0.3%
Castle U.S. Holding Corp.
	750,000	9.500		02/15/28	622,972
Elastic NV
	364,000	4.125		07/15/29	323,680
Open Text Holdings, Inc.
	375,000	4.125		02/15/30	346,759
PTC, Inc.
	351,000	4.000		02/15/28	333,443
SS&C Technologies, Inc.
	965,000	5.500		09/30/27	950,264
Veritas US, Inc./Veritas Bermuda Ltd.
	1,290,000	7.500		09/01/25	1,093,172

					3,670,290

Sovereign – 0.2%
KSA Sukuk Ltd.(a)
	1,739,000	2.250		05/17/31	1,573,795

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Sovereign – (continued)
Malaysia Wakala Sukuk Bhd
	$1,304,000	2.070%		04/28/31	$ 1,185,662

					2,759,457

Telecommunication Services – 2.0%
Altice France Holding SA(c)
EUR	614,000	8.000		05/15/27	547,496
	$1,139,000	10.500	(a)	05/15/27	1,072,072
Altice France SA(a)(c)
	850,000	5.500		10/15/29	734,349
America Movil SAB de CV(a)(c)
	1,675,000	5.375		04/04/32	1,578,352
Avaya, Inc.(a)(c)
	1,758,000	6.125		09/15/28	831,270
Ciena Corp.(a)(c)
	620,000	4.000		01/31/30	563,592
CommScope, Inc.(a)(c)
	2,478,000	8.250		03/01/27	2,155,538
	965,000	7.125		07/01/28	800,873
DKT Finance ApS(a)(c)
EUR	500,000	7.000		06/17/23	480,506
Iliad Holding SASU(a)(c)
	$2,458,000	6.500		10/15/26	2,358,746
EUR	450,000	5.625		10/15/28	432,056
	$1,545,000	7.000		10/15/28	1,483,988
Level 3 Financing, Inc.(a)(c)
	149,000	4.625		09/15/27	136,696
	200,000	4.250		07/01/28	175,236
	96,000	3.625		01/15/29	80,473
Lumen Technologies, Inc.(a)(c)
	305,000	4.500		01/15/29	241,694
	1,160,000	5.375		06/15/29	963,009
Matterhorn Telecom SA(a)(c)
EUR	400,000	4.000		11/15/27	375,092
Maxar Technologies, Inc.(a)(c)
	$1,350,000	7.750		06/15/27	1,380,591
SoftBank Group Corp.(c)
EUR	1,144,000	3.375		07/06/29	870,219

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Italia Capital SA
	$376,000	6.000%	09/30/34	$ 296,762
Telecom Italia Finance SA
EUR	578,000	7.750	01/24/33	618,055
Telecom Italia SpA(a)
	$1,245,000	5.303	05/30/24	1,211,011
Telesat Canada/Telesat LLC(a)(c)
	299,000	5.625	12/06/26	190,717
	206,000	6.500	10/15/27	85,964
Total Play Telecomunicaciones SA de CV(a)(c)
	846,000	7.500	11/12/25	726,502
	1,662,000	6.375	09/20/28	1,293,701
Verizon Communications, Inc.(c)
	580,000	2.987	10/30/56	421,260
	95,000	3.000	11/20/60	68,201
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(c)
	570,000	7.750	08/15/28	510,076

				22,684,097

Transportation(a)(c) – 0.1%
Cargo Aircraft Management, Inc.
	323,000	4.750	02/01/28	303,039
Western Global Airlines LLC
	610,000	10.375	08/15/25	564,164

				867,203

Trucking & Leasing(a)(c) – 0.2%
Fortress Transportation & Infrastructure Investors LLC
	2,261,000	5.500	05/01/28	2,040,552

Water Utilities(a)(c) – 0.1%
Aegea Finance Sarl
	1,406,000	6.750	05/20/29	1,364,084

TOTAL CORPORATE OBLIGATIONS (Cost $458,314,830)				$ 401,377,378

Bank Loans(i)(m) – 22.4%
Advertising – 0.4%
Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
	$4,153,194	4.739%	08/21/26	$ 3,779,946

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Advertising – (continued)
Dotdash Meredith, Inc.(l) (1M TSFR)
$64,837	6.285%	12/01/28	$ 58,515

			3,838,461

Aerospace & Defense – 0.3%
Dynasty Acquisition Co., Inc.
(1M LIBOR + 3.500%)
647,023	5.872	04/06/26	610,356
(1M LIBOR + 3.500%)
347,862	5.872	04/06/26	328,149
TransDigm, Inc.
(1M LIBOR + 2.250%)
2,241,254	4.622	08/22/24	2,193,381
(1M USD LIBOR)
15,000	4.612	12/09/25	14,545
WP CPP Holdings LLC (3M LIBOR + 3.750%)
497,531	6.560	04/30/25	431,608

			3,578,039

Airlines – 0.7%
AAdvantage Loyalty IP Ltd. (3M LIBOR + 4.750%)
2,098,000	7.460	04/20/28	2,063,907
Air Canada (3M LIBOR + 3.500%)
500,000	4.250	08/11/28	480,535
Allegiant Travel Co. (3M LIBOR + 3.000%)
736,713	4.444	02/05/24	723,364
American Airlines, Inc. Class B (6M LIBOR + 2.000%)
99,532	2.840	12/15/23	97,650
Mileage Plus Holdings LLC (3M LIBOR + 5.250%)
540,000	7.313	06/21/27	543,937
United Airlines, Inc. (1M LIBOR + 3.750%)
2,350,890	6.533	04/21/28	2,258,618
Westjet Airlines Ltd. (6M LIBOR + 3.000%)
1,947,773	4.000	12/11/26	1,702,957

			7,870,968

Apparel – 0.1%
Birkenstock GmbH & Co. KG (6M LIBOR + 3.250%)
1,114,060	5.098	04/28/28	1,040,254
Boardriders, Inc. (1M USD LIBOR)
523,276	10.362	04/23/24	474,439
S&S Holdings LLC (1M USD LIBOR)
2,519	6.971	03/11/28	2,380

			1,517,073

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Automotive Parts & Equipment – 0.0%
First Brands Group LLC (3M LIBOR + 5.000%)
$373,111	6.287%	03/30/27	$ 354,269

Beverages – 0.1%
Triton Water Holdings, Inc. (3M LIBOR + 3.500%)
1,403,804	5.750	03/31/28	1,241,496

Building Materials – 0.1%
Ingersoll-Rand Services Co. (1M LIBOR + 1.750%)
94,057	4.177	03/01/27	92,090
Solis IV B.V. (3M SOFR + 3.500%)
500,000	4.842	02/26/29	444,750

			536,840

Chemicals – 0.3%
Atotech B.V. (1M LIBOR + 2.500%)
1,241,275	4.872	03/18/28	1,227,311
H.B. Fuller Co. (1M LIBOR + 2.000%)
251,028	4.126	10/20/24	250,400
Lonza Group AG (3M LIBOR + 4.000%)
746,255	6.250	07/03/28	645,883
Messer Industries GmbH (3M LIBOR + 2.500%)
235,791	4.760	03/02/26	228,295
PMHC II, Inc. (3M SOFR + 4.250%)
625,000	6.977	04/23/29	537,969
Trinseo Materials Operating SCA (3M USD LIBOR)
95,000	3.506	09/06/24	90,250
Vantage Specialty Chemicals, Inc. (3M LIBOR + 3.500%)
497,396	6.306	10/28/24	474,287

			3,454,395

Commercial Services – 1.5%
Allied Universal Holdco LLC (1M LIBOR + 3.750%)
1,369,987	6.122	05/12/28	1,278,006
Avis Budget Car Rental LLC (1M LIBOR + 1.750%)
455,320	4.130	08/06/27	428,128
Avis Budget Car Rental, LLC (1M TSFR)
60,000	5.663	03/16/29	58,650
CHG Healthcare Services, Inc. (1M USD LIBOR)
367,819	5.862	09/29/28	356,192
CoreLogic, Inc.
(1M LIBOR + 3.500%)
497,494	5.875	06/02/28	417,273

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Commercial Services – (continued)
CoreLogic, Inc. – (continued)
(1M LIBOR + 6.500%)
$500,000	4.000%	06/04/29	$ 370,000
EAB Global, Inc. (1M LIBOR + 3.500%)
995,000	3.949	08/16/28	945,429
Fly Funding II S.a.r.l. (3M LIBOR + 1.140%)
841,088	3.130	08/11/25	782,212
HGIM Corp. (3M LIBOR + 5.000%)
206,430	8.740	07/02/23	193,528
Mavis Tire Express Services Corp. (1M SOFR + 4.000%)
1,370,916	6.250	05/04/28	1,309,472
Prime Security Services Borrower LLC (1 Year LIBOR + 2.750%)
1,973,735	3.500	09/23/26	1,914,800
Sabert Corp. (1M USD LIBOR)
207,668	6.862	12/10/26	201,957
Spin Holdco, Inc. (3M LIBOR + 4.000%)
1,116,231	5.611	03/04/28	1,027,982
Syniverse Holdings, Inc. (3M TSFR)
600,000	9.328	05/13/27	532,002
Team Health Holdings, Inc.
(1M LIBOR + 2.750%)
549,347	3.750	02/06/24	489,166
(1M SOFR + 5.250%)
2,762,519	7.577	03/02/27	2,253,746
The Hertz Corp.
(1M LIBOR + 3.250%)
281,808	4.000	06/30/28	270,096
(1M LIBOR + 3.250%)
1,480,879	5.630	06/30/28	1,419,333
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 1.500%)
1,597,984	3.750	02/28/25	1,550,651
Verscend Holding Corp. (1M LIBOR + 4.000%)
1,236,771	6.372	08/27/25	1,201,992

			17,000,615

Computers – 0.4%
Ahead DB Holdings LLC (3M LIBOR + 3.750%)
502,350	6.010	10/18/27	485,933
iQor US, Inc.
(1M LIBOR + 7.500%)
59,982	9.872	11/19/24	59,472
(1M LIBOR + 7.500%)
165,705	9.166	11/19/25	131,459
McAfee LLC (1M LIBOR + 4.750%)
632,253	7.050	07/27/28	599,964
NCR Corp. (1M LIBOR + 2.500%)
621,458	4.150	08/28/26	605,405

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Computers – (continued)
Optiv Security, Inc. (6M LIBOR + 3.250%)
$498,640	5.326%	02/01/24	$ 476,201
Peraton Corp.
(1M LIBOR + 3.750%)
988,470	6.122	02/01/28	959,438
(1M LIBOR + 7.750%)
242,702	9.714	02/01/29	225,866
Perforce Software, Inc. (1M LIBOR + 3.750%)
243,750	6.122	07/01/26	221,142
Tempo Acquisition LLC (1M LIBOR + 2.750%)
78,950	2.834	05/01/24	77,544
Virtusa Corp. (1M LIBOR + 3.750%)
1,869	6.122	02/11/28	1,794
Vision Solutions, Inc. (3M LIBOR + 4.000%)
992,500	6.783	04/24/28	915,085

			4,759,303

Cosmetics & Personal Care – 0.1%
Coty, Inc. (1M LIBOR + 2.250%)
72,368	4.057	04/07/25	69,654
Revlon Consumer Products Corp.(k) (3M LIBOR + 3.500%)
2,721,693	5.624	09/07/23	959,397

			1,029,051

Distribution & Wholesale – 0.1%
BCPE Empire Holdings, Inc. (1M TSFR)
500,000	6.788	06/11/26	480,940
Core & Main LP (1M LIBOR + 2.500%)
491,892	2.592	07/27/28	473,909

			954,849

Diversified Financial Services – 0.3%
Apex Group Treasury LLC (3M LIBOR +3.750%)
1,246,241	6.000	07/27/28	1,207,296
Astra Acquisition Corp. (1M LIBOR + 5.250%)
841,264	7.622	10/25/28	708,067
Deerfield Dakota Holding LLC (1M USD LIBOR)
1,647,080	4.750	04/09/27	1,593,550
Delos Finance S.a.r.l. (3M LIBOR + 1.750%)
130,000	4.000	10/06/23	129,675
Ditech Holding Corp.(l) (3M USD LIBOR)
213,611	7.721	06/30/23	24,565

			3,663,153

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Electric – 0.0%
Talen Energy Supply LLC (1M LIBOR + 1.500%)
$453,000	0.000%	11/10/23	$ 449,829

Electrical – 0.1%
Pacific Gas & Electric Co. (1M LIBOR + 3.000%)
497,462	3.500	06/23/25	479,583
Talen Energy Supply LLC (1M USD LIBOR)
349,000	6.112	07/08/26	331,840

			811,423

Electronics – 0.1%
Ingram Micro, Inc. (3M LIBOR + 3.500%)
1,238,120	5.750	06/30/28	1,213,358
TTM Technologies, Inc. (1M LIBOR + 2.500%)
125,912	4.213	09/28/24	124,967

			1,338,325

Engineering & Construction – 0.4%
Artera Services LLC (3M LIBOR + 3.500%)
248,744	5.750	03/06/25	197,089
Brown Group Holding LLC
(1M LIBOR + 2.500%)
246,004	4.872	06/07/28	236,339
(1M TSFR)
1,000,000	6.035	07/02/29	977,710
KKR Apple Bidco LLC
(1M TSFR)
1,000,000	5.959	09/22/28	971,250
(1M LIBOR + 2.750%)
248,750	5.122	09/23/28	239,049
(1M USD LIBOR)
624,897	8.002	09/21/29	597,820
USIC Holdings, Inc.
(1M LIBOR + 3.500%)
497,494	5.872	05/12/28	467,644
(1M LIBOR + 6.500%)
500,000	8.872	05/14/29	450,835

			4,137,736

Entertainment – 1.3%
AMC Entertainment Holdings, Inc. (1M LIBOR + 3.000%)
2,397,792	4.080	04/22/26	2,070,350
Churchill Downs Incorporated (3M USD LIBOR)
187,509	4.232	12/27/24	182,977
Churchill Downs, Inc. (1M USD LIBOR)
34,000	4.120	03/17/28	32,640
Crown Finance US, Inc.
(6M LIBOR + 2.500%)
1,278,461	3.500	02/28/25	814,891

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Entertainment – (continued)
Crown Finance US, Inc. – (continued)
(3M LIBOR + 2.750%)
$223,853	4.250%	09/30/26	$ 135,675
Delta 2 (LUX) S.a.r.l. (1M LIBOR + 2.500%)
2,818,000	4.993	02/01/24	2,783,790
East Valley Tourist Development Authority(l) (1M USD LIBOR)
1,211,214	9.000	11/23/26	1,174,878
Everi Holdings, Inc. (1M LIBOR + 2.500%)
743,131	4.750	08/03/28	725,110
NASCAR Holdings, Inc. (1M LIBOR + 2.500%)
883,627	2.604	10/19/26	868,163
Scientific Games Holdings LP (3M SOFR + 3.500%)
500,000	5.617	04/04/29	476,875
Scientific Games International, Inc. (1M TSFR)
65,000	5.101	04/14/29	63,456
SeaWorld Parks & Entertainment, Inc. (1M LIBOR + 3.000%)
996,250	5.375	08/25/28	947,474
The Stars Group Holdings B.V. (3M LIBOR + 2.250%)
2,019,006	3.256	07/21/26	1,978,262
Twin River Worldwide Holdings, Inc. (1M LIBOR + 3.250%)
1,985,698	5.048	10/02/28	1,879,463
William Morris Endeavor Entertainment LLC (1M LIBOR + 2.750%)
1,019,223	5.130	05/18/25	975,060

			15,109,064

Environmental – 0.4%
Filtration Group Corp. (3M USD LIBOR)
1,000,000	5.277	03/29/25	976,750
GFL Environmental, Inc. (3M LIBOR + 3.000%)
2,994,950	3.500	05/30/25	2,964,581
Madison IAQ LLC (6M LIBOR + 3.250%)
148,872	4.524	06/21/28	141,323

			4,082,654

Food & Drug Retailing – 0.0%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.750%)
233,789	5.793	10/01/25	199,889
UTZ Quality Foods LLC (1M LIBOR + 3.000%)
9,028	5.372	01/20/28	8,734

			208,623

Gaming – 0.9%
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
5,075,286	5.122	12/23/24	4,954,748

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Gaming – (continued)
Fertitta Entertainment LLC1M TSFR
$4,531,347	6.327%	01/27/29	$ 4,312,166
Playa Resorts Holding B.V. (1M LIBOR + 2.750%)
1,126,416	5.120	04/29/24	1,081,360
Station Casinos LLC (1M LIBOR + 2.250%)
95,856	4.630	02/08/27	93,184

			10,441,458

Hand/Machine Tools – 0.0%
Alliance Laundry Systems LLC (3M LIBOR + 3.500%)
224,935	5.955	10/08/27	217,794

Health Care Products – 0.3%
Bausch & Lomb, Inc. (1M TSFR)
1,000,000	5.535	05/10/27	945,000
Carestream Dental Equipment, Inc.(l) (1M LIBOR + 3.250%)
241,377	5.622	09/01/24	229,308
Carestream Health, Inc. (1M USD LIBOR)
1,273,276	9.112	05/08/23	1,261,180
Viant Medical Holdings, Inc. (1M LIBOR + 3.750%)
882,885	6.122	07/02/25	813,728
Vyaire Medical, Inc. (3M LIBOR + 4.750%)
370,663	7.080	04/16/25	270,121

			3,519,337

Healthcare Providers & Services – 2.3%
AHP Health Partners, Inc. (1M LIBOR + 3.500%)
496,250	5.872	08/24/28	467,562
Da Vinci Purchaser Corp. (3M LIBOR + 4.000%)
746,826	6.250	01/08/27	726,908
DaVita, Inc. (1M LIBOR + 1.750%)
187,576	3.416	08/12/26	177,317
Forefront Management Holdings, LLC(l)
(1M SOFR + 4.250%)
210,630	5.936	04/02/29	203,258
(1M TSFR)
6,220	6.535	04/02/29	6,003
Global Medical Response, Inc. (3M LIBOR + 4.250%)
1,357,166	5.750	10/02/25	1,293,977
Heartland Dental LLC
(1M LIBOR + 3.500%)
746,117	5.872	04/30/25	702,148
(1M USD LIBOR)
125,000	6.120	04/30/25	118,214

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Healthcare Providers & Services – (continued)
ICON Luxembourg S.a.r.l. (3M LIBOR + 2.250%)
$499,690	4.563%	07/03/28	$ 490,051
Lifescan Global Corp. (3M USD LIBOR)
3,789,777	8.293	10/01/24	3,164,464
MED ParentCo. LP (1M LIBOR + 4.250%)
244,422	6.622	08/31/26	215,485
Medline Borrower LP (1M LIBOR + 3.250%)
4,942,613	5.622	10/23/28	4,712,484
Onex TSG Intermediate Corp. (1M LIBOR + 4.750%)
495,000	7.122	02/28/28	450,450
Parexel International Corp. (1M LIBOR + 3.250%)
3,586,013	5.622	11/15/28	3,486,285
Phoenix Guarantor, Inc.
(1M LIBOR + 3.250%)
341,250	3.361	03/05/26	327,334
(1M LIBOR + 3.500%)
234,113	5.759	03/05/26	224,975
PRA Health Sciences, Inc. (3M LIBOR + 2.250%)
124,498	4.563	07/03/28	122,097
Quorum Health Corp. (3M LIBOR + 8.2500%)
61,892	9.250	04/29/25	38,838
RegionalCare Hospital Partners Holdings, Inc. (1M LIBOR + 3.750%)
5,652,556	6.554	11/16/25	5,328,551
Select Medical Corp. (1M LIBOR + 2.500%)
914,077	4.880	03/06/25	891,609
Surgery Center Holdings, Inc. (1M LIBOR + 3.750%)
3,278,459	6.112	08/31/26	3,143,223

			26,291,233

Home Builders – 0.0%
Tecta America Corp. (1M USD LIBOR)
124,685	6.612	04/10/28	116,996

Home Furnishings – 0.3%
AI Aqua Merger Sub, Inc. (1M LIBOR + 3.750%)
1,875,000	4.187	07/31/28	1,767,188
Herman Miller, Inc (1M LIBOR + 2.000%)
496,254	4.375	07/19/28	467,843
Weber-Stephen Products LLC (6M LIBOR + 3.250%)
695,206	4.750	10/30/27	559,641

			2,794,672

Household Products – 0.0%
Illuminate Merger Sub Corp. (1M USD LIBOR)
54,750	5.862	07/21/28	48,089

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Household Products – (continued)
Kronos Acquisition Holdings, Inc. (3M LIBOR + 3.750%)
$254	4.250%	12/22/26	$ 237

			48,326

Housewares – 0.0%
Springs Window Fashions LLC (1M LIBOR + 4.000%)
498,750	4.750	10/06/28	415,833

Insurance – 1.0%
Acrisure, LLC (1M LIBOR + 4.250%)
747,497	6.622	02/15/27	721,335
Alliant Holdings Intermediate LLC
(1M LIBOR + 3.250%)
977,459	5.622	05/09/25	943,864
(1M LIBOR + 3.500%)
248,122	5.656	11/06/27	239,244
AssuredPartners, Inc.
(1M USD LIBOR)
750,000	5.499	02/12/27	712,500
(1M SOFR + 3.500%)
498,750	5.785	02/12/27	473,813
(1M USD LIBOR)
250,000	5.862	02/12/27	237,375
Asurion LLC
(1M LIBOR + 3.125%)
169,343	5.497	11/03/23	166,229
(1M LIBOR + 3.250%)
506,218	5.622	07/31/27	475,086
(1M LIBOR + 5.250%)
791,000	7.622	01/20/29	675,514
Broadstreet Partners, Inc.
(1M LIBOR + 3.000%)
743,658	5.372	01/27/27	707,137
(1M LIBOR + 3.250%)
488,769	5.622	01/27/27	467,996
HUB International Ltd. (3M LIBOR + 3.250%)
2,848,889	4.348	04/25/25	2,783,022
OneDigital Borrower LLC (3M SOFR + 4.250%)
1,145,871	6.977	11/16/27	1,092,874
USI, Inc.
(3M LIBOR + 3.000%)
1,614,554	5.250	05/16/24	1,584,782
(3M LIBOR + 3.250%)
246,218	5.500	12/02/26	239,324

			11,520,095

Internet – 0.5%
Arches Buyer, Inc. (1M USD LIBOR)
494,949	5.550	12/06/27	453,745
Cablevision Lightpath LLC (1M LIBOR + 3.250%)
610,028	5.249	11/30/27	585,322

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Internet – (continued)
CNT Holdings I Corp.
(1M LIBOR + 3.500%)
$870,279	5.372%	11/08/27	$ 841,177
(1M LIBOR + 6.750%)
500,000	8.574	11/06/28	476,250
Eagle Broadband Investments LLC (3M LIBOR + 3.000%)
610,992	5.313	11/12/27	586,552
Hunter Holdco 3 Ltd.(l) (3M LIBOR + 4.250%)
500,000	5.256	08/19/28	483,750
MH Sub I LLC (1M LIBOR + 3.750%)
497,462	6.122	09/13/24	482,329
Proofpoint, Inc. (3M LIBOR + 3.250%)
328,428	4.825	08/31/28	314,927
PUG LLC (1M LIBOR + 3.500%)
746,810	5.872	02/12/27	689,552
Uber Technologies, Inc. (1M USD LIBOR)
1,000,000	5.800	04/04/25	981,250

			5,894,854

Leisure Time – 0.7%
Alterra Mountain Co. (1M LIBOR + 3.500%)
497,494	5.872	08/17/28	479,251
Alterra Mountain Co. (1M LIBOR + 2.750%)
705,208	5.122	07/31/24	684,051
Carnival Corp.
(6M LIBOR + 3.000%)
1,087,313	5.877	06/30/25	1,033,339
(6M LIBOR + 3.250%)
1,009,401	6.127	10/18/28	934,958
ClubCorp Holdings, Inc. (3M LIBOR + 2.750%)
3,043,449	5.000	09/18/24	2,792,364
Equinox Holdings, Inc. (3M LIBOR + 3.000%)
2,239,455	5.250	03/08/24	1,594,447
Life Time Fitness, Inc. (3M LIBOR + 4.750%)
482,868	5.750	12/16/24	475,625

			7,994,035

Machinery - Construction & Mining – 0.0%
Vertiv Group Corp. (1M LIBOR + 2.750%)
63,869	3.202	03/02/27	60,664

Machinery-Diversified – 0.2%
Ali Group S.R.L. (1M USD LIBOR)
500,000	4.214	10/13/28	488,855
Engineered Machinery Holdings, Inc. (3M LIBOR + 3.750%)
247,500	6.000	05/19/28	235,900

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Machinery-Diversified – (continued)
Pro Mach Group, Inc. (1M LIBOR + 4.000%)
$947,793	6.372%	08/31/28	$ 916,478
SPX FLOW, Inc. (1M TSFR)
525,000	6.785	04/05/29	495,799
Star US Bidco LLC (1M LIBOR + 4.250%)
496,026	6.622	03/17/27	457,172
Vertical US Newco, Inc. (1M LIBOR + 3.500%)
54,550	5.872	07/30/27	52,600

			2,646,804

Media – 0.9%
Cengage Learning, Inc. (3M LIBOR + 4.750%)
1,397,107	7.814	07/14/26	1,277,766
CSC Holdings LLC
(1M LIBOR + 2.250%)
742,404	4.249	07/17/25	714,252
(1M LIBOR + 2.250%)
176,345	4.249	01/15/26	169,016
Diamond Sports Group LLC
(1M SOFR + 8.000%)
288,571	9.786	05/26/26	273,421
(1M SOFR + 3.250%)
2,461,217	5.036	08/24/26	481,685
DirecTV Financing LLC (1M LIBOR + 5.000%)
2,395,593	7.372	08/02/27	2,256,840
iHeartCommunications, Inc. (1M LIBOR + 3.000%)
3,075,431	5.372	05/01/26	2,902,438
LCPR Loan Financing LLC (1M LIBOR + 3.750%)
954,208	5.749	10/16/28	929,160
McGraw-Hill Education, Inc. (1M USD LIBOR)
117,704	7.112	07/28/28	111,377
Sinclair Television Group, Inc. (1M LIBOR + 2.500%)
16,018	4.880	09/30/26	14,876
The McClatchy Co.(l) (1M LIBOR + 10.000%)
142,795	10.000	07/15/26	135,655
Ziggo Finance Partnership B.V. (1M LIBOR + 2.500%)
740,000	4.499	04/30/28	719,339

			9,985,825

Metal Fabricate/Hardware – 0.1%
Grinding Media, Inc. (3M LIBOR + 4.000%)
496,872	4.750	10/12/28	463,333

Mining(l) – 0.1%
Arctic Canadian Diamond Co. Ltd. (3M LIBOR + 5.000%)
691,017	0.000	12/31/27	687,907

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Miscellaneous Manufacturing – 0.1%
Gates Global LLC (1M LIBOR + 2.500%)
$240,649	4.872%	03/31/27	$ 231,487
LTI Holdings, Inc. (1M LIBOR + 3.500%)
497,416	5.872	09/06/25	461,533

			693,020

Oil Field Services – 0.4%
Citgo Petroleum Corp. (1M LIBOR + 6.250%)
983,417	8.622	03/28/24	973,091
Delek US Holdings, Inc. (1M LIBOR + 2.250%)
483,653	4.622	03/31/25	462,493
Gulf Finance LLC (1M LIBOR + 6.750%)
2,050,357	9.130	08/25/26	1,548,020
QuarterNorth Energy Holding, Inc. (1M LIBOR + 8.000%)
1,002,843	10.372	08/27/26	992,815

			3,976,419

Packaging – 0.6%
BWAY Holding Co. (3M LIBOR + 3.250%)
1,370,811	5.037	04/03/24	1,308,837
Charter NEX US, Inc. (3M LIBOR + 3.750%)
746,212	6.556	12/01/27	715,550
Graham Packaging Co., Inc. (1M LIBOR + 3.000%)
369,962	5.372	08/04/27	356,037
Klockner-Pentaplast of America, Inc. (6M LIBOR + 4.750%)
1,299,313	5.554	02/12/26	1,143,395
LABL, Inc. (1M LIBOR + 5.000%)
996,250	7.372	10/29/28	945,192
Pregis TopCo Corp. (1M LIBOR + 4.000%)
497,449	6.372	07/31/26	475,686
Pretium Packaging LLC (3M LIBOR + 4.000%)
497,500	6.293	10/02/28	465,371
Proampac PG Borrower LLC (3M LIBOR + 3.750%)
746,244	4.500	11/03/25	709,200
Reynolds Group Holdings, Inc. (1M LIBOR + 3.250%)
578,785	3.343	02/05/26	560,217
TricorBraun Holdings, Inc. (1M LIBOR + 3.250%)
235,357	5.622	03/03/28	222,622

			6,902,107

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i)(m) – (continued)
Pharmaceuticals – 1.7%
Bausch Health Cos., Inc. (1M SOFR + 5.250%)
$1,051,765	7.174%		02/01/27	$ 882,168
Change Healthcare Holdings LLC (1M LIBOR + 2.500%)
491,994	4.872		03/01/24	485,076
Curium BidCo S.a r.l. (3M LIBOR + 4.000%)
374,063	6.250		12/02/27	360,035
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
2,105,239	6.250		10/01/27	2,038,566
Grifols Worldwide Operations USA, Inc. (1M LIBOR + 2.000%)
448,754	4.372		11/15/27	428,188
Jazz Financing Lux S.a.r.l. (1M LIBOR + 3.500%)
2,919,245	5.872		05/05/28	2,847,490
Mallinckrodt International Finance S.A.
(3M LIBOR + 5.250%)
955,491	6.246		09/24/24	809,483
(3M LIBOR + 5.500%)
2,167,487	6.250	(l)	02/24/25	1,777,339
Midwest Veterinary Partners LLC (2M LIBOR + 4.000)
1,122,494	7.371		04/27/28	1,050,935
Organon & Co. (3M LIBOR + 3.000%)
944,873	4.625		06/02/28	927,157
Packaging Coordinators Midco, Inc. (3M LIBOR + 3.750%)
1,992,443	4.756		11/30/27	1,913,822
Pathway Vet Alliance LLC (3M LIBOR + 4.000)
1,494,950	6.000		03/31/27	1,407,121
Pearl Intermediate Parent LLC (1M LIBOR + 6.250%)
500,000	8.622		02/13/26	486,875
PetVet Care Centers LLC (1M LIBOR + 3.500%)
994,885	5.872		02/14/25	953,229
Southern Veterinary Partners LLC (1M LIBOR + 4.000%)
1,121,212	6.372		10/05/27	1,066,082
Sunshine Luxembourg VII S.a.r.l. (3M LIBOR + 3.750%)
1,644,962	6.000		10/01/26	1,567,863

				19,001,429

Pipelines – 0.6%
Epic Y-Grade Services LP (1M USD LIBOR)
2,203,211	8.362		06/30/27	1,861,713
Freeport LNG Investments LLLP (1M LIBOR + 3.500%)
1,079,653	4.563		11/17/26	1,014,874
Mashantucket (Western) Pequot Tribe (3M USD LIBOR)
996,278	9.375		02/16/25	983,825

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Pipelines – (continued)
TransMontaigne Operating Company L.P. (1M USD LIBOR)
$995,000	5.620%	11/17/28	$ 953,598
Traverse Midstream Partners LLC (3M SOFR + 4.250%)
1,331,904	5.950	09/27/24	1,309,701

			6,123,711

Real Estate – 0.0%
Cushman & Wakefield U.S. Borrower LLC (1M USD LIBOR)
336,000	5.112	08/21/25	324,781

Retailing – 0.8%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
861,120	3.912	11/19/26	833,944
Academy Ltd. (1M USD LIBOR)
1,234,995	6.050	11/05/27	1,188,683
Belk, Inc.
(3M LIBOR + 7.500%)
112,852	9.006	07/31/25	100,509
(3M LIBOR + 4.000%)
533,774	13.000	07/31/25	189,223
EG Dutch Finco B.V. (3M LIBOR + 4.000%)
390,816	6.250	02/07/25	369,533
Great Outdoors Group LLC (1M LIBOR + 3.750%)
994,987	6.122	03/06/28	907,926
Medical Solutions Holdings, Inc. (3M LIBOR + 3.500%)
644,925	6.377	11/01/28	620,469
PetSmart, Inc. (1M LIBOR + 3.750%)
2,322,869	6.120	02/11/28	2,234,786
Restoration Hardware, Inc. (1M LIBOR + 2.500%)
246,259	4.872	10/20/28	222,064
Reverb Buyer, Inc. (1M USD LIBOR)
16,500	5.862	11/01/28	15,650
Serta Simmons Bedding LLC (1M LIBOR + 7.500%)
646,290	9.499	08/10/23	420,289
SRS Distribution, Inc. (3M LIBOR + 3.500%)
993,421	6.306	06/02/28	944,992
Staples, Inc.
(3M USD LIBOR)
498,715	7.238	09/12/24	457,291
(3M LIBOR + 5.000%)
740,458	7.738	04/16/26	639,186

			9,144,545

Semiconductors – 0.1%
Bright Bidco B.V. (3M LIBOR + 3.500%)
2,802,409	6.303	06/30/24	1,071,389

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Semiconductors – (continued)
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
$89,956	4.622%	05/17/24	$ 87,572

			1,158,961

Software – 3.1%
Applied Systems, Inc.
(1M USD LIBOR)
1,000,000	5.612	09/19/24	980,500
(3M LIBOR + 5.500%)
750,000	7.750	09/19/25	728,303
Apttus Corp. (3M LIBOR + 4.250%)
533,511	5.621	05/08/28	514,838
Athenahealth, Inc. (1M SOFR + 3.500%)
893,551	5.653	02/15/29	849,990
Banff Merger Sub, Inc. (1M LIBOR + 3.750%)
736,410	6.122	10/02/25	707,661
Camelot U.S. Acquisition LLC
(1M LIBOR + 3.000%)
1,040,986	5.372	10/30/26	1,013,982
(1M LIBOR + 3.000%)
250,000	5.372	10/30/26	243,333
CDK Global, Inc. (1M TSFR)
650,000	6.785	07/06/29	630,910
Ceridian HCM Holding, Inc. (1M LIBOR + 2.500%)
1,714,759	4.166	04/30/25	1,654,742
Dynatrace LLC (1M LIBOR + 2.250%)
169,716	4.794	08/22/25	167,595
Epicor Software Corp.
(1M LIBOR + 3.250%)
2,886,042	4.000	07/30/27	2,745,347
(1M LIBOR + 7.750%)
1,625,000	10.122	07/31/28	1,597,375
Finastra USA, Inc. (3M LIBOR + 3.500%)
3,886,084	4.739	06/13/24	3,621,597
Greeneden U.S. Holdings II LLC (3M LIBOR + 4.000%)
595,239	5.000	12/01/27	580,037
Greenway Health LLC (3M LIBOR + 3.750%)
123,137	4.750	02/16/24	110,823
Informatica LLC (1M LIBOR + 2.750%)
1,246,875	5.125	10/27/28	1,210,254
Mitnick Corporate Purchaser, Inc (1M TSFR)
375,000	7.035	05/02/29	363,439
Polaris Newco LLC (1M LIBOR + 4.000%)
2,612,986	6.372	06/02/28	2,477,607
Press Ganey Holdings, Inc. (1M TSFR)
149,625	6.035	07/24/26	139,525

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Software – (continued)
Project Ruby Ultimate Parent Corp. (1M LIBOR + 3.250%)
$497,481	5.622%	03/03/28	$ 474,473
Rackspace Technology Global, Inc. (1M USD LIBOR)
2,268,898	5.112	02/15/28	2,079,944
RealPage, Inc. (1M LIBOR + 6.500%)
1,375,000	8.872	04/23/29	1,319,148
Riverbed Technology, Inc. (1M USD LIBOR)
1,221,877	8.362	12/07/26	559,778
Seattle SpinCo, Inc.(l) (1M LIBOR + 2.750%)
2,105,702	2.855	06/21/24	1,953,039
Sophia LP
(3M LIBOR + 3.250%)
1,230,070	5.500	10/07/27	1,182,098
(3M LIBOR + 3.500%)
250,000	9.000	10/09/28	245,313
Sovos Compliance LLC
(1M USD LIBOR)
18,486	6.471	08/11/28	17,993
(1M LIBOR + 4.500%)
1,102,250	6.872	08/11/28	1,072,853
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
738,123	3.378	02/06/26	717,212
The Ultimate Software Group, Inc.
(3M LIBOR + 3.250%)
2,603,153	5.535	05/04/26	2,519,774
(1M LIBOR + 3.750%)
497,442	6.122	05/04/26	483,141
(1M USD LIBOR)
897,530	7.612	05/03/27	857,464
Tibco Software, Inc. (1M LIBOR + 3.750%)
355,982	6.112	06/30/26	352,867
Zelis Healthcare Corp.(1 M LIBOR + 3.500%)
496,222	5.213	09/30/26	482,521

			34,655,476

Telecommunication Services – 1.0%
Altice France SA
(3M LIBOR + 3.688%)
235,493	6.200	01/31/26	221,731
(1M LIBOR + 4.000%)
216,543	6.158	08/14/26	205,391
Avaya, Inc. (1M LIBOR + 4.000%)
1,692,000	5.999	12/15/27	834,156
Cincinnati Bell, Inc. (1M TSFR)
265,333	5.535	11/22/28	258,037
Colorado Buyer, Inc. (3M LIBOR + 3.000%)
1,110,000	5.360	05/01/24	1,066,588
CommScope, Inc. (1M LIBOR + 3.250%)
79,069	5.622	04/06/26	74,325

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)(m) – (continued)
Telecommunication Services – (continued)
Dawn Acquisition LLC (3M USD LIBOR)
$972,003	6.035%	12/31/25	$ 765,102
Delta TopCo, Inc. (3M LIBOR + 3.750%)
493,750	5.836	12/01/27	464,653
Frontier Communications Corp. (3M LIBOR + 3.750%)
1,486,237	6.063	05/01/28	1,414,526
GOGO Intermediate Holdings LLC (3M LIBOR + 3.750%)
1,238,120	6.556	04/30/28	1,204,691
Intelsat Jackson Holdings S.A. (1M TSFR)
1,623,633	6.535	02/01/29	1,532,888
MetroNet Systems Holdings LLC (1M USD LIBOR)
495,019	4.500	06/02/28	470,976
MLN US Holding Co. LLC (1M LIBOR + 4.500%)
1,267,837	6.307	11/30/25	802,781
West Corp.
(3M LIBOR + 3.500%)
91,241	3.686	10/10/24	75,971
(1M LIBOR + 4.000%)
1,870,555	6.372	10/10/24	1,552,803
Xplornet Communications, Inc. (1M LIBOR + 4.000%)
497,494	6.372	10/02/28	440,372

			11,384,991

Transportation – 0.0%
LaserShip, Inc. (6M LIBOR + 4.500%)
497,494	7.377	05/07/28	416,900

TOTAL BANK LOANS (Cost $271,588,905)			$ 252,817,672

Shares	Description	Value

Common Stocks – 0.5%
Commercial Services & Supplies* – 0.0%
10,879	Cenveo, Inc. (l)	$ 217,580
65,182	Monitronics International, Inc.	32,591

		250,171

Diversified Consumer Services – 0.0%
7,679	Premier Brands Group Holdings LLC	4,477

Diversified Financial Services – 0.0%
20,510	Avation Capital SA	—
5,500	Copper Earnout Trust(k)	30,250
1,681	Voyager Aviation Holdings LLC(l) (Diversified Financial Services)	180,125

		210,375

Energy Equipment & Services* – 0.1%
8,479	Noble Corp.	254,370
17,981	Parker Drilling Co.	92,152

		346,523

IT Services – 0.0%
10,686	Riverbed Technology, Inc.	42,744

Media* – 0.0%
33,365	Clear Channel Outdoor Holdings, Inc.	51,716
3,675	Cumulus Media, Inc.	29,179

		80,895

Metals & Mining(l) – 0.0%
627	Arctic Canadian Diamond Co. Ltd	—

Multiline Retail – 0.0%
68	Belk, Inc.	595

Oil, Gas & Consumable Fuels – 0.2%
304	California Resources Corp.	13,637
18,456	Fieldwood Energy, Inc.	1,994,780
2,295	Valaris Ltd.	115,163

		2,123,580

Professional Services* – 0.0%
17,300	Skillsoft Corp.	66,432

Real Estate* – 0.1%
41,250	Copper Property CTL Pass Through Trust	510,469

Specialty Retail(l) – 0.1%
7,504	Guitar Center, Inc.	1,434,915

Wireless Telecommunication Services – 0.0%
5,606	iQor US Inc.(l)	22,424
16,319	Windstream Corp.	248,865

		271,289

TOTAL COMMON STOCKS (Cost $6,688,160)		$ 5,342,465

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares		Dividend Rate	Value

Preferred Stocks(l) – 0.0%
Specialty Retail – 0.0%
Guitar Center, Inc.
104		0.000%	$ 9,669
(Cost $9761)

Units	Description	Expiration Date	Value

Warrant – 0.1%
Energy Equipment & Services* – 0.0%
Noble Corp. (Energy Equipment & Services)
9,803		02/05/28	$ 117,625

Oil, Gas & Consumable Fuels* – 0.0%
California Resources Corp. (Oil, Gas & Consumable Fuels)
7,357		10/27/24	46,728

Specialty Retail(l) – 0.0%
Guitar Center, Inc. (Specialty Retail)
3,972			296,512

Wireless Telecommunication Services – 0.1%
Windstream Corp. (Wireless Telecommunication Services)
27,912			425,658

TOTAL WARRANT (Cost $674,556)			$ 886,523

Shares		Dividend Rate	Value

Investment Company(n) – 6.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
74,617,677		2.062%	$ 74,617,677
(Cost $74,617,677)

TOTAL INVESTMENTS – 97.0% (Cost $1,222,659,473)			$1,095,337,197

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			33,851,697

NET ASSETS – 100.0%			$1,129,188,894

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 125,652,045, which represents approximately 9.2% of net assets as of July 31, 2022.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2022.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is July 28, 2121.

(g)	Actual maturity date is April 03, 2120.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2022.

(j)	Guaranteed by a foreign government until maturity.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $1,189,278, which represents approximately 0.1% of the Fund’s net assets as of July 31, 2022.

Restricted Security	Acquisition Date	Cost
Chesapeake Energy Corp. (Corporate Obligations)	06/21/19	$359,915
Revlon Consumer Products Corp. (Bank Loans)	12/31/20	2,572,821
Copper Earnout Trust (Common Stocks)	12/07/20	39,600
Neiman Marcus Group Ltd. LLC (Corporate Obligations)	10/15/21	605,000

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
THB	— Thai Baht
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
TSFR	— Term Secured Financing Rate

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc., due 02/15/29	$151,449	$144,066	$(6,818)
Forefront Management Holdings, due 04/02/29	33,150	31,989	(1,161)
Pro Mach Group, Inc., due 08/31/28	47,486	45,917	(1,899)
Reverb Buyer, Inc., due 11/01/28	103,500	99,800	(3,933)

TOTAL	$335,585	$321,772	$(13,811)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	CNH	9,269,420	USD	1,370,000	08/22/22	$3,562
	COP	4,355,669,280	USD	982,600	11/01/22	16,305
	USD	2,972,810	THB	108,596,740	10/17/22	6,540
Barclays Bank PLC	USD	1,449,813	RON	7,010,440	08/22/22	1,662
BNP Paribas SA	CZK	8,969,071	USD	368,500	09/09/22	1,959
	HUF	772,609,339	USD	1,863,598	01/04/23	14,699
	USD	3,319,100	EUR	3,075,000	09/13/22	166,563
	USD	308,000	RON	1,445,310	08/22/22	9,442
Citibank NA	CAD	1,657,998	USD	1,277,930	10/25/22	16,449
	EUR	9,734,956	USD	9,960,183	10/25/22	51,266
	GBP	2,424,663	USD	2,921,826	10/25/22	37,054
JPMorgan Securities, Inc.	CZK	27,049,000	USD	1,100,000	09/09/22	17,233
	HUF	319,653,262	USD	772,109	01/04/23	5,002
	USD	1,737,000	CZK	41,340,600	09/09/22	29,466
	USD	705,185	RON	3,410,273	08/22/22	723
MS & Co. Int. PLC	CAD	411,040	USD	319,875	08/26/22	1,100
	GBP	160,390	USD	194,584	08/26/22	858

TOTAL						$379,883

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	PLN	5,823,455	USD	1,284,400	09/27/22	$(41,550)
Barclays Bank PLC	CNH	1,988,150	USD	294,800	08/22/22	(192)
	EUR	34,628,000	USD	36,732,846	08/12/22	(1,311,694)
	GBP	3,795,000	USD	4,698,810	08/12/22	(75,935)
BNP Paribas SA	CZK	26,135,886	USD	1,081,600	09/09/22	(2,082)
	EUR	3,075,000	USD	3,293,144	09/13/22	(140,607)
	USD	283,400	CNH	1,913,753	08/22/22	(184)
Citibank NA	USD	77,000	CAD	98,854	10/25/22	(174)
	USD	3,481,434	EUR	3,404,329	10/25/22	(19,585)
	USD	268,000	GBP	220,637	10/25/22	(1,249)
JPMorgan Securities, Inc.	CZK	51,474,752	USD	2,198,226	09/09/22	(72,110)
	RON	11,866,023	USD	2,511,000	08/22/22	(59,829)
	THB	238,757,656	USD	6,615,618	10/17/22	(94,063)
	USD	735,000	CNH	4,983,534	08/22/22	(3,471)
MS & Co. Int. PLC	CNH	15,592,956	USD	2,319,000	08/22/22	(8,403)
	USD	620,968	EUR	610,630	08/26/22	(4,279)
	USD	1,229,225	PLN	5,823,455	09/27/22	(13,626)

TOTAL						$(1,849,033)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 38	5.000%	4.712%	06/20/27	$31,353	$535,661	$1,614,349	$(1,078,688)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Investment Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Index 38	— CDX North America High Yield Index 38
MS & Co. Int PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Australia – 3.6%
139,902	APA Group (Gas Utilities)	$ 1,147,106
156,878	Atlas Arteria Ltd. (Transportation Infrastructure)	853,627
38,803	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	350,667
189,748	Dexus (Equity Real Estate Investment Trusts (REITs))	1,275,107
178,824	Goodman Group (Equity Real Estate Investment Trusts (REITs))	2,617,100
193,294	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	633,811
35,380	Lendlease Corp. Ltd. (Real Estate Management & Development)	256,315
990,170	National Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,731,427
72,218	NEXTDC Ltd.* (IT Services)	601,182
1,070,172	Scentre Group (Equity Real Estate Investment Trusts (REITs))	2,193,042
327,751	The GPT Group (Equity Real Estate Investment Trusts (REITs))	1,054,440
446,439	Transurban Group (Transportation Infrastructure)	4,563,360

		17,277,184

Belgium – 0.9%
13,568	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	1,408,703
3,421	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	384,996
23,122	Shurgard Self Storage SA (Real Estate Management & Development)	1,192,657
6,674	VGP NV (Real Estate Management & Development)	1,172,195

		4,158,551

Brazil – 0.1%
511,617	Santos Brasil Participacoes SA (Transportation Infrastructure)	644,700

Canada – 8.7%
45,820	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,222,654
42,783	AltaGas Ltd. (Gas Utilities)	953,183

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
17,485	Boardwalk Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 666,875
25,325	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	959,366
11,937	Canadian National Railway Co. (Road & Rail)	1,512,272
12,130	Canadian Pacific Railway Ltd. (Road & Rail)	956,438
318,433	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	14,300,950
94,315	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	1,938,519
35,404	Hydro One Ltd.(a) (Electric Utilities)	988,398
163,201	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,707,777
162,153	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,190,824
297,249	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	4,324,508
119,833	TC Energy Corp. (Oil, Gas & Consumable Fuels)	6,388,660

		42,110,424

China – 1.2%
306,400	China Gas Holdings Ltd. (Gas Utilities)	470,981
299,800	China Resources Gas Group Ltd. (Gas Utilities)	1,258,090
7,346,000	China Tower Corp. Ltd.(a) (Diversified Telecommunication Services)	945,082
1,398,049	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	1,043,673
119,900	ENN Energy Holdings Ltd. (Gas Utilities)	1,955,880
340,000	Kunlun Energy Co. Ltd. (Gas Utilities)	250,297

		5,924,003

Denmark(a) – 0.3%
11,374	Orsted A/S (Electric Utilities)	1,324,123

Finland – 0.3%
91,381	Kojamo Oyj (Real Estate Management & Development)	1,630,178

France – 2.3%
7,189	Gecina SA (Equity Real Estate Investment Trusts (REITs))	737,093
162,440	Getlink SE (Transportation Infrastructure)	3,251,127

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
87,014	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	$ 1,933,455
53,885	Vinci SA (Construction & Engineering)	5,165,348

		11,087,023

Germany – 0.9%
119,973	Aroundtown SA (Real Estate Management & Development)	384,758
87,958	E.ON SE (Multi-Utilities)	790,663
3,778	RWE AG (Independent Power and Renewable Electricity Producers)	155,419
83,779	Vonovia SE (Real Estate Management & Development)	2,791,499

		4,122,339

Hong Kong – 2.9%
293,247	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,076,109
1,428,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,508,421
156,209	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	811,540
541,291	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,532,949
216,000	New World Development Co. Ltd. (Real Estate Management & Development)	722,282
191,838	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,289,995
480,456	Swire Properties Ltd. (Real Estate Management & Development)	1,144,797
143,540	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	638,926

		13,725,019

Italy – 0.7%
158,647	Snam SpA (Gas Utilities)	796,017
351,920	Terna - Rete Elettrica Nazionale (Electric Utilities)	2,694,230

		3,490,247

Shares	Description	Value

Common Stocks – (continued)
Japan – 6.4%
707	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 1,701,604
157	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	796,501
16,300	East Japan Railway Co. (Road & Rail)	850,974
1,659	GLP J-REIT* (Equity Real Estate Investment Trusts (REITs))	2,181,840
592	Industrial & Infrastructure Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	823,125
5,839	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,836,847
2,508	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,301,539
3,954	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	3,222,078
205,713	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	3,055,169
256,454	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	5,731,596
332	Mori Hills REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	381,543
234	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,222,732
440	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,334,089
1,693	Nomura Real Estate Master Fund, Inc.* (Equity Real Estate Investment Trusts (REITs))	2,120,974
755	Sekisui House Reit, Inc. (Equity Real Estate Investment Trusts (REITs))	472,921
32,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	332,550
18,500	Toho Gas Co. Ltd. (Gas Utilities)	445,366
27,600	Tokyo Gas Co. Ltd. (Gas Utilities)	542,089
167,067	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	905,327

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,100	West Japan Railway Co. (Road & Rail)	$ 738,287

		30,997,151

Luxembourg – 0.2%
109,945	SES SA Class A (Media)	829,727

Mexico – 0.3%
5,665	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	765,001
149,770	Prologis Property Mexico SA de CV (Equity Real Estate Investment Trusts (REITs))	416,936

		1,181,937

New Zealand* – 0.1%
131,407	Auckland International Airport Ltd. (Transportation Infrastructure)	617,047

Philippines – 0.1%
80,210	International Container Terminal Services, Inc. (Transportation Infrastructure)	282,577

Singapore – 2.0%
738,526	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,589,647
1,559,485	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts (REITs))	2,463,550
1,050,950	Capitaland Investment Ltd. (Real Estate Management & Development)	2,990,297
764,358	Digital Core REIT Management Pte Ltd.* (Equity Real Estate Investment Trusts (REITs))	666,002
2,251,244	Lendlease Global Commercial REIT (Equity Real Estate Investment Trusts (REITs))	1,362,793
289,800	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	569,238

		9,641,527

Spain – 2.4%
17,294	Aena SME SA*(a) (Transportation Infrastructure)	2,187,512
122,240	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	5,467,683

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
90,584	Ferrovial SA (Construction & Engineering)	$ 2,425,669
99,997	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	662,527
82,997	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	890,210

		11,633,601

Sweden – 0.7%
26,998	Castellum AB (Real Estate Management & Development)	432,832
49,998	Fabege AB (Real Estate Management & Development)	513,220
28,610	Fastighets AB Balder Class B* (Real Estate Management & Development)	182,763
115,292	Pandox AB Class B* (Real Estate Management & Development)	1,690,777
148,566	Samhallsbyggnadsbolaget i Norden AB (Real Estate Management & Development)	275,659
45,994	Wihlborgs Fastigheter AB (Real Estate Management & Development)	392,198

		3,487,449

United Kingdom – 5.6%
130,643	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	2,266,217
360,105	Capital & Counties Properties PLC (Equity Real Estate Investment Trusts (REITs))	652,382
351,500	Grainger PLC (Real Estate Management & Development)	1,267,904
56,735	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	429,459
167,099	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	1,493,201
620,241	National Grid PLC (Multi-Utilities)	8,540,466
133,512	Pennon Group PLC (Water Utilities)	1,634,247
68,996	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	960,742
447,262	Segro PLC (Equity Real Estate Investment Trusts (REITs))	5,983,462
3,055	SSE PLC (Electric Utilities)	65,983

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
97,248	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	$ 584,727
85,184	The UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,214,494
770,358	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	1,853,417

		26,946,701

United States – 57.1%
18,705	Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	320,417
44,574	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,547,645
14,738	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	2,443,266
19,833	Alliant Energy Corp. (Electric Utilities)	1,208,425
28,635	Ameren Corp. (Multi-Utilities)	2,666,491
122,618	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	4,644,770
61,407	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	16,630,858
16,762	American Water Works Co., Inc. (Water Utilities)	2,605,485
50,644	Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,658,591
27,275	Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,236,649
19,325	Atmos Energy Corp. (Gas Utilities)	2,345,862
15,875	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,396,297
8,524	Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	79,699
37,015	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	858,008
44,761	Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,014,732
25,313	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	3,571,664
174,973	CenterPoint Energy, Inc. (Multi-Utilities)	5,544,894
41,466	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	6,202,484

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,487	Clearway Energy, Inc. Class C (Independent Power and Renewable Electricity Producers)	$ 318,602
37,576	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,463,585
2,470	Consolidated Edison, Inc. (Multi-Utilities)	245,197
28,516	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	879,719
66,905	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	12,087,057
123,193	CubeSmart (Equity Real Estate Investment Trusts (REITs))	5,650,863
45,488	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,024,886
32,252	DT Midstream, Inc.* (Oil, Gas & Consumable Fuels)	1,774,828
26,300	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,645,328
26,953	Edison International (Electric Utilities)	1,826,605
90,698	EPR Properties (Equity Real Estate Investment Trusts (REITs))	4,880,459
8,177	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	5,754,482
56,061	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	440,079
84,401	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,205,162
103,212	Equity Residential (Equity Real Estate Investment Trusts (REITs))	8,090,789
66,199	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,596,720
18,957	Essential Utilities, Inc. (Water Utilities)	984,627
22,961	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,579,015
13,697	Evergy, Inc. (Electric Utilities)	934,957
22,599	Eversource Energy (Electric Utilities)	1,993,684
52,092	Exelon Corp. (Electric Utilities)	2,421,757
29,344	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	5,561,275

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,530	Federal Realty OP LP (Equity Real Estate Investment Trusts (REITs))	$ 267,193
31,573	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,640,217
17,843	FirstEnergy Corp. (Electric Utilities)	733,347
471	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	24,487
44,644	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	543,764
184,787	Healthcare Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	4,850,659
97,554	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,737,437
109,832	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	4,286,743
20,879	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,131,224
157,642	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,485,465
80,920	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,455,751
73,642	Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	1,464,739
33,224	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	4,182,569
5,332	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	730,057
54,788	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	944,545
3,360	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	624,053
40,749	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,940,060
71,049	NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,456,505
14,512	NextEra Energy, Inc. (Electric Utilities)	1,226,119
170,046	NiSource, Inc. (Multi-Utilities)	5,169,398
18,592	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,110,686
38,013	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	592,623

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
174,603	PG&E Corp.* (Electric Utilities)	$ 1,896,189
21,653	PNM Resources, Inc. (Electric Utilities)	1,045,190
135,211	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	17,923,570
18,120	Public Storage (Equity Real Estate Investment Trusts (REITs))	5,914,549
26,154	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	1,685,102
87,079	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	5,695,837
42,583	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	655,352
25,863	SBA Communications Corp. Class A (Equity Real Estate Investment Trusts (REITs))	8,684,537
57,824	Sempra Energy (Multi-Utilities)	9,587,219
25,238	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,741,856
11,296	Southwest Gas Holdings, Inc. (Gas Utilities)	982,300
13,916	Spire, Inc. (Gas Utilities)	1,047,040
54,976	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	2,437,636
41,671	STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,209,292
29,075	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	4,767,137
71,467	Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts (REITs))	809,721
44,663	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,086,660
10,173	Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	637,338
149,149	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,084,489
9,105	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	392,517
72,593	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	3,513,501
53,143	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	2,858,031
84,979	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,905,432
3,750	Waste Connections, Inc. (Commercial Services & Supplies)	500,138

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,506	Waste Management, Inc. (Commercial Services & Supplies)	$ 906,067
9,451	WEC Energy Group, Inc. (Multi-Utilities)	981,108
111,082	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	9,590,820
14,710	Xcel Energy, Inc. (Electric Utilities)	1,076,478

		275,548,660

TOTAL COMMON STOCKS (Cost $405,024,604)		$466,660,168

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,785,695	2.062%	$ 13,785,695
(Cost $13,785,695)

TOTAL INVESTMENTS – 99.6% (Cost $418,810,299)		$480,445,863

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,771,016

NET ASSETS – 100.0%		$482,216,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer/fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	43,907	CAD	56,161	08/03/22	$50

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S.Real Estate Index	228	09/16/22	$8,850,960	$903,337

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$253,016	$916,844	$—
Asia	3,486,407	53,626,512	209,167
Australia and Oceania	808,603	2,052,145	—
Europe	11,438,201	72,062,589	—	(b)
North America	214,353,716	—	—
South America	2,387,258	403,608	—
Exchange Traded Funds	1,364,223	—	—
Investment Companies	27,792,550	—	—

Total	$261,883,974	$129,061,698	$209,167

Derivative Type

Assets(c)
Forward Foreign Currency Exchange Contracts	$—	$1,709,633	$—
Futures Contracts	884,053	—	—

Total	$884,053	$1,709,633	$—

Liabilities(c)
Forward Foreign Currency Exchange Contracts	$—	$(1,206,554)	$—
Futures Contracts	(263,269)	—	—

Total	$(263,269)	$(1,206,554)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$360,285,813	$—
Corporate Obligations	—	401,197,888	179,490
Bank Loans	—	246,083,455	6,734,217
Common Stock and/or Other Equity Investments(a)
North America	447,925	3,039,496	1,864,713
Warrants	—	590,011	296,512
Investment Company	74,617,677	—	—

Total	$75,065,602	$1,011,196,663	$9,074,932

Liabilities(c)
Fixed Income
Unfunded Loan Committment	$—	$(12,650)	$(1,161)

Derivative Type

Assets(c)
Forward Foreign Currency Exchange Contracts	$—	$379,883	$—

Liabilities(c)
Forward Foreign Currency Exchange Contracts	$—	$(1,849,033)	$—
Credit Default Swap Contracts	—	(1,078,688)	—

Total	$—	$(2,927,721)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of July 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, October 31, 2021, they were classified as either Level 1 or Level 2.
(c)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$60,570,277	$—
Australia and Oceania	—	17,894,231	—
Europe	1,267,904	67,442,035	—
North America	318,841,021	—	—
South America	644,700	—	—
Investment Company	13,785,695	—	—

Total	$334,539,320	$145,906,543	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$50	$—
Futures Contracts	903,337	—	—

Total	$903,337	$50	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

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July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.